FILE NO.  2-92548
                                                               FILE NO. 811-4079
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                          Pre-Effective Amendment No.                 [ ]

                        Post-Effective Amendment No. 29               [X]

                                     and/or

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                         [X]

                                Amendment No. 29                      [X]
                        (Check appropriate box or boxes)

                            JOHN HANCOCK EQUITY TRUST
               (Exact name of registrant as specified in charter)

            101 Huntington Avenue, Boston, Massachusetts 02199-7603
                    (Address of principal executive office)
        Registrant's Telephone Number, including Area Code (617) 375-1702

                                 Susan S. Newton
                       Senior Vice President and Secretary
                           John Hancock Advisers, LLC
                             101 Huntington Avenue
                             Boston, MA 02199-7603
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check off the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          JOHN HANCOCK
          Small Cap Fund


          PROSPECTUS                                                   12.3.2004


          [JOHN HANCOCK(R) LOGO]
          ----------------------
            JOHN HANCOCK FUNDS

          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS
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              JOHN HANCOCK SMALL CAP FUND                                      4
              ------------------------------------------------------------------

              YOUR ACCOUNT
              ------------------------------------------------------------------
              CHOOSING A SHARE CLASS                                           6
              HOW SALES CHARGES ARE CALCULATED                                 6
              SALES CHARGE REDUCTIONS AND WAIVERS                              7
              OPENING AN ACCOUNT                                               8
              BUYING SHARES                                                    9
              SELLING SHARES                                                  10
              TRANSACTION POLICIES                                            12
              DIVIDENDS AND ACCOUNT POLICIES                                  13
              ADDITIONAL INVESTOR SERVICES                                    13

              FUND DETAILS
              ------------------------------------------------------------------
              BUSINESS STRUCTURE                                              14
              FINANCIAL HIGHLIGHTS                                            15

              FOR MORE INFORMATION                                    BACK COVER
              ------------------------------------------------------------------

SMALL CAP FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $49 million to $2.9 billion, as of October 31, 2004).


In managing the portfolio, the portfolio manager selects securities using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that he believes are likely to show improving fundamental prospects with an identifiable catalyst for change. Such catalysts may include, but are not limited to, a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The portfolio manager attempts to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The portfolio manager additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The fund may sell a security if, among other reasons, it reaches the target price set by the portfolio manager; the management team decides, by using the same quantitative screens it analyzed in the selection process, that the stock is statistically overvalued; or the portfolio manager believes earnings expectations or the fundamental outlook for the company have deteriorated.

The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes, or currencies).

In abnormal circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to December 3, 2004, reflect the actual performance of the sole class of Independence Small Cap Portfolio, the fund's predecessor. On December 3, 2004, the fund acquired all of the assets of Independence Small Cap Portfolio, pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Independence Small Cap Portfolio. Since Class B and C shares have no operational history, no annual returns have been provided for Classes B and C. Total expenses for Classes B and C should be substantially similar to Class A, except for Rule 12b-1 fees. Year-by-year and index figures do not reflect sales charges and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results. For the periods prior to June 24, 2002, the performance shown represents the performance of the UAM Independence Small Cap Portfolio ( the "UAM Portfolio"). On June 24, 2002, Independence Small Cap Portfolio acquired all of the assets of the UAM Portfolio, which had the same investment adviser and portfolio management team, identical investment objectives and strategies and substantially similar fees and expenses as Independence Small Cap Portfolio.

CLASS A, TOTAL RETURNS
2004 RETURN AS OF 9-30-04: 8.11%
BEST QUARTER: Q2 '01, 25.55%
WORST QUARTER: Q3 '02, -16.97%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)
STANDARD & POOR'S SMALL CAP 600 INDEX, an unmanaged index of 600 U.S. small-sized companies.
RUSSELL 2000 INDEX, an unmanaged index of 2,000 U.S. small-capitalization companies.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1999    4.59%
2000   16.43%
2001   16.55%
2002  -15.23%
2003   34.62%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE) FOR PERIODS ENDING
12-31-03

                                                                  LIFE OF
                                                1 YEAR   5 YEAR   CLASS C

Class A before tax (began 12-16-98)              27.89%    9.00%   10.36%
Class A after tax on distributions               27.29%    6.85%    8.20%
Class A after tax on distributions, with sale    18.11%    6.87%    8.07%
-------------------------------------------------------------------------
Standard & Poor's Small Cap 600 Index            38.79%    9.67%   11.67%
Russell 2000 Index                               47.25%    7.13%    8.77%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies or the quantitative screening parameters do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES(1)                   CLASS A   CLASS B   CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%      none      none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)    5.00%     1.00%

ANNUAL OPERATING EXPENSES                                  CLASS A   CLASS B   CLASS C
Management fee                                             0.90%      0.90%     0.90%
Distribution and service (12b-1) fees                      0.30%      1.00%     1.00%
Other expenses                                             0.53%      0.53%     0.53%
Total fund operating expenses                              1.73%      2.43%     2.43%
Contractual expense reimbursement (at least until 12-3-05) 0.08%      0.08%     0.08%
Net annual operating expenses                              1.65%      2.35%     2.35%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through December 3, 2005) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1    YEAR 3    YEAR 5   YEAR 10

Class A                       $ 659   $ 1,010   $ 1,385   $ 2,433
Class B with redemption       $ 738   $ 1,050   $ 1,488   $ 2,587
Class B without redemption    $ 238   $   750   $ 1,288   $ 2,587
Class C with redemption       $ 338   $   750   $ 1,288   $ 2,760
Class C without redemption    $ 238   $   750   $ 1,288   $ 2,760

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

SUBADVISER

INDEPENDENCE INVESTMENT LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

PORTFOLIO MANAGER

CHARLES S. GLOVSKY, CFA
Principal and senior vice president of subadviser
Joined subadviser in 2000
Senior portfolio manager, Dewey Square
Investors Corp. (1998-2000)
Began business career in 1979

FUND CODES

                           DSISX

CLASS A   Ticker           --
          CUSIP            41014V802
          Newspaper        --
          SEC number       811-4079
          JH fund number   82

CLASS B   Ticker           --
          CUSIP            41014V885
          Newspaper        --
          SEC number       811-4079
          JH fund number   182

CLASS C   Ticker           --
          CUSIP            41014V877
          Newspaper        --
          SEC number       811-4079
          JH fund number   582

YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

CLASS A

o    A front-end sales charge, as described at right.
o    Distribution and service (12b-1) fees of 0.30%.

CLASS B

o    No front-end sales charge; all your money goes to work for you right away.
o    Distribution and service (12b-1) fees of 1.00%.
o    A deferred sales charge, as described on following page.
o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C

o    No front-end sales charge; all your money goes to work for you right away.
o    Distribution and service (12b-1) fees of 1.00%.
o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.
o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

INVESTORS PURCHASING $1 MILLION OR MORE OF CLASS B OR CLASS C SHARES MAY WANT TO CONSIDER THE LOWER OPERATING EXPENSES OF CLASS A SHARES.

FOR ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE FUND INFORMATION EARLIER IN THIS PROSPECTUS.

BECAUSE 12b-1 FEES ARE PAID ON AN ONGOING BASIS, THEY MAY COST SHAREHOLDERS MORE THAN OTHER TYPES OF SALES CHARGES.

OTHER CLASSES OF SHARES OF THE FUND, WHICH HAVE THEIR OWN EXPENSE STRUCTURE, MAY BE OFFERED IN SEPARATE PROSPECTUSES.


YOUR BROKER-DEALER RECEIVES A PERCENTAGE OF THESE SALES CHARGES AND FEES. IN ADDITION, JOHN HANCOCK FUNDS MAY PAY SIGNIFICANT COMPENSATION OUT OF ITS OWN RESOURCES TO YOUR BROKER-DEALER. THESE PAYMENTS ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL INFORMATION.


YOUR BROKER-DEALER OR AGENT MAY CHARGE YOU A FEE TO EFFECT TRANSACTIONS IN FUND SHARES.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

CLASS A Sales charges are as follows:

CLASS A SALES CHARGES

                               AS A % OF         AS A % OF YOUR
YOUR INVESTMENT          OFFERING PRICE*             INVESTMENT

Up to $49,999                     5.00%              4.71%
$50,000 - $99,999                 4.50%              4.71%
$100,000 - $249,999               3.50%              3.63%
$250,000 - $499,999               2.50%              2.56%
$500,000 - $999,999               2.00%              2.04%
$1,000,000 and over          See below

* OFFERING PRICE IS THE NET ASSET VALUE PER SHARE PLUS ANY INITIAL SALES CHARGE.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds. TO RECEIVE THE REDUCED SALES CHARGE, YOU MUST TELL YOUR BROKER OR FINANCIAL ADVISER AT THE TIME YOU PURCHASE A FUND'S CLASS A SHARES ABOUT ANY OTHER JOHN HANCOCK MUTUAL FUNDS HELD BY YOU, YOUR SPOUSE OR YOUR CHILDREN UNDER THE AGE OF 21. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial adviser or refer to the section entitled "Initial Sales Charge on Class A Shares" in the funds' Statement of Additional Information. You may request a Statement of Additional Information from your broker or financial adviser, access the funds' Web site at www.jhfunds.com or call 1-800-225-5291.

INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

CLASS A DEFERRED CHARGES ON $1 MILLION + INVESTMENTS

                             CDSC ON SHARES
YOUR INVESTMENT                  BEING SOLD

First $1M - $4,999,999                1.00%
Next $1 - $5M above that              0.50%
Next $1 or more above that            0.25%

FOR PURPOSES OF THIS CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

6  YOUR ACCOUNT

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

CLASS B AND CLASS C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

CLASS B DEFERRED CHARGES

                                   CDSC ON SHARES
YEARS AFTER PURCHASE                   BEING SOLD

1st year                              5.00%
2nd year                              4.00%
3rd or 4th year                       3.00%
5th year                              2.00%
6th year                              1.00%
After 6th year                        none

CLASS C DEFERRED CHARGES

YEARS AFTER PURCHASE                  CDSC

1st year                              1.00%
After 1st year                        none

FOR PURPOSES OF THESE CDSCS, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not quality unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations, as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

TO UTILIZE ANY REDUCTION YOU MUST: COMPLETE THE APPROPRIATE SECTION OF YOUR APPLICATION, OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).


GROUP INVESTMENT PROGRAM A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250) and individual investors may close their accounts at any time.


TO UTILIZE THIS PROGRAM YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES TO FIND OUT HOW TO QUALIFY. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

                                                                 YOUR ACCOUNT  7

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o    to make payments through certain systematic withdrawal plans
o    certain retirement plans participating in Merrill Lynch or PruArray programs
o redemptions pursuant to the fund's right to liquidate an account less than $1,000
o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
o    to make certain distributions from a retirement plan
o    because of shareholder death or disability

TO UTILIZE THIS WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

TO UTILIZE THIS PRIVILEGE YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)
o individuals transferring assets from an employee benefit plan into a John Hancock fund
o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)
o participants in certain 529 plans that have a signed agreement with John Hancock Funds (one-year CDSC may apply)
o certain retirement plans participating in Merrill Lynch or PruArray programs
o any shareholder account of Independence Small Cap Portfolio as of December 3, 2004 (including shareholder accounts held in a broker's name or other omnibus account).

TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

OTHER WAIVERS Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock Fund to the same class of any other John Hancock Fund (see "Transactions Policies" in this prospectus for additional details)

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     o    non-retirement account: $1,000
     o    retirement account: $500
     o    group investments:  $250
     o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

3 All shareholders must complete the account application, carefully following the instructions. When opening a CORPORATE ACCOUNT, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a TRUST ACCOUNT, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

8  YOUR ACCOUNT

BUYING SHARES
--------------------------------------------------------------------------------

                 OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT
BY CHECK

[GRAPHIC]       o  Make out a check for the investment amount,       o  Make out a check for the investment amount
                   payable to "John Hancock Signature Services,         payable to "John Hancock Signature Services, Inc."
                   Inc."

                o  Deliver the check and your completed              o  Fill out the detachable investment slip from an
                   application to your financial representative,        account statement. If no slip is available, include a note
                   or mail them to Signature Services (address          specifying the fund name, your share class, your account
                   below).                                              number and the name(s) in which the account is registered.

                                                                     o  Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services
                                                                        (address below).

BY EXCHANGE

[GRAPHIC]       o  Call your financial representative or             o  Log on to www.jhfunds.com to process exchanges
                   Signature Services to request an exchange.           between funds.

                                                                     o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

                                                                     o  Call your financial representative or Signature Services to request an exchange.

BY WIRE

[GRAPHIC]       o  Deliver your completed application to your        o  Instruct your bank to wire the amount of your
                   financial representative, or mail it to              investment to:
                   Signature Services.                                     First Signature Bank & Trust
                                                                           Account # 900000260
                o  Obtain your account number by calling your              Routing # 211475000
                   financial representative or Signature
                   Services.                                         o  Specify the fund name, your share class, your account
                                                                        number and the name(s) in which the account is registered.
                o  Instruct your bank to wire the amount of             Your bank may charge a fee to wire funds.
                   your investment to:
                      First Signature Bank & Trust
                      Account # 900000260
                      Routing # 211475000

                o Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

BY INTERNET

[GRAPHIC]       o  See "By exchange" and "By wire."                  o  Verify that your bank or credit union is a member of the
                                                                        Automated Clearing House (ACH) system.

                                                                     o  Complete the "Bank Information" section on your account application.

                                                                     o  Log on to www.jhfunds.com to initiate purchases using your authorized bank account.

BY PHONE

[GRAPHIC]       o  See "By exchange" and "By wire."                  o  Verify that your bank or credit union is a member of the
                                                                        Automated Clearing House (ACH) system.

                                                                     o  Complete the "Bank Information" section on your account application.

                                                                     o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

                                                                     o  Call your financial representative or call Signature
                                                                        Services between 8 A.M. and 7 P .M. Eastern Time on most
                                                                        business days.

                                                                     TO OPEN OR ADD TO AN ACCOUNT USING THE MONTHLY AUTOMATIC
                                                                     ACCUMULATION PROGRAM, SEE "ADDITIONAL INVESTOR SERVICES."

     ADDRESS:
     John Hancock Signature Services, Inc.
     1 John Hancock Way, Suite 1000
     Boston, MA 02217-1000

     PHONE NUMBER: 1-800-225-5291

     Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT  9

SELLING SHARES
--------------------------------------------------------------------------------

                                                                     TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER

[GRAPHIC]       o  Accounts of any type.                             o  Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account
                o  Sales of any amount.                                 number, the name(s) in which the account is registered
                                                                        and the dollar value or number of shares you wish to sell.

                                                                     o  Include all signatures and any additional documents that may be required (see next page).

                                                                     o  Mail the materials to Signature Services.

                                                                     o  A check will be mailed to the name(s) and address in
                                                                        which the account is registered, or otherwise according to your letter of instruction.

BY INTERNET

[GRAPHIC]       o  Most accounts.                                    o  Log on to www.jhfunds.com to initiate redemptions from your funds.
                o  Sales of up to $100,000.

BY PHONE

[GRAPHIC]       o  Most accounts.                                    o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.
                o  Sales of up to $100,000.
                                                                     o  Call your financial representative or call Signature
                                                                        Services between 8 A.M. and 7 P .M. Eastern Time on most
                                                                        business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

[GRAPHIC]       o  Requests by letter to sell any amount.            o  To verify that the Internet or telephone redemption
                                                                        privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

                o  Requests by Internet or phone to sell up to       o  Amounts  of $1,000 or more will be wired on the next
                   $100,000.                                            business  day. A $4 fee will be deducted from your account.

                                                                     o  Amounts of less than  $1,000  may be sent by EFT or by
                                                                        check.  Funds from EFT transactions are generally available by the sec- ond business day. Your bank may charge a fee for this service.

BY EXCHANGE

[GRAPHIC]       o  Accounts of any type.                             o  Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial
                 o Sales of any amount.                                 representative or Signature Services.

                                                                     o  Log on to www.jhfunds.com to process exchanges between your funds.

                                                                     o  Call EASI-Line for automated service 24 hours a day using your touch-tone phone at 1-800-338-8080.

                                                                     o  Call your financial  representative or Signature Services to request an exchange.

TO SELL SHARES THROUGH A SYSTEMATIC WITHDRAWAL PLAN, SEE "ADDITIONAL INVESTOR SERVICES."

10  YOUR ACCOUNT

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your  address of record has  changed  within the past 30 days
o    you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

SELLER                                                            REQUIREMENTS FOR WRITTEN REQUESTS           [GRAPHIC]
Owners of individual, joint or UGMA/UTMA accounts (custodial   o  Letter of instruction.
accounts for minors).
                                                               o  On the letter,  the  signatures  and titles of all persons authorized to sign for the  account,  exactly as the account is registered.

                                                               o  Signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or   o  Letter of instruction.
association accounts.
                                                               o  Corporate business/organization  resolution, certified within the past 12 months, or a John Hancock Funds
                                                                  business/organization certification form.

                                                               o  On the  letter  and  the  resolution,  the  signature  of  the person(s) authorized to sign for the account.

                                                               o  Signature guarantee if applicable (see above).

Owners or trustees of trust accounts.                          o  Letter of instruction.

                                                               o  On the letter, the signature(s) of the trustee(s).

                                                               o  Copy of the trust document  certified within the past 12 months or a John Hancock Funds trust certification form.

                                                               o  Signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship whose   o  Letter of instruction signed by surviving tenant.
co-tenants are deceased.
                                                               o  Copy of death certificate.

                                                               o  Signature guarantee if applicable (see above).

Executors of shareholder estates.                              o  Letter of instruction signed by executor.

                                                               o  Copy of order appointing executor, certified within the past
                                                                  12 months.

                                                               o  Signature guarantee if applicable (see above).

Administrators, conservators, guardians and other sellers or   o  Call 1-800-225-5291 for instructions.
account types not listed above.

     ADDRESS:
     John Hancock Signature Services, Inc.
     1 John Hancock Way, Suite 1000
     Boston, MA 02217-1000

     PHONE NUMBER: 1-800-225-5291

     Or contact your financial representative for instructions and assistance.

                                                                YOUR ACCOUNT  11

--------------------------------------------------------------------------------
TRANSACTION POLICIES


Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. For example, the fund may value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the fund's valuation time, such closing prices may not be reflective of current market prices and current market prices may not be readily available when the fund determines its net asset value, and therefore the fund may adjust closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Foreign stock or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell shares. For more information on the valuation of shares, please see the Statement of Additional Information.


BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.


Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Until June 30, 2005, any shareholder of Independence Small Cap Portfolio as of December 3, 2004 may convert their Class A shares to Class I shares of the fund upon request, provided that the shareholder meets the criteria for investment in Class I shares as set forth in the fund's Class I share prospectus. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).


EXCESSIVE TRADING The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

The fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the fund reasonably believes that the trading activity in the account(s) would be disruptive to the fund. For example, the fund may refuse a purchase order if the fund's adviser believes that it would be unable to invest the money effectively in accordance with the fund's investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

The fund and/or its service providers currently undertake a variety of measures designed to help detect market timing activity including monitoring shareholder transaction activity and cash flows. The trading history of accounts under common ownership or control may be considered in enforcing these policies. Despite these measures, however, the fund and/or its service providers may not be able to detect or prevent all instances of short-term trading. For example, the fund may not have suffi-cient information regarding the beneficial ownership of shares owned through financial intermediaries or other omnibus-type account arrangements to enforce these policies.

ACCOUNT INFORMATION John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

CERTIFICATED SHARES The fund does not issue share certifi-cates. Shares are electronically recorded.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

12  YOUR ACCOUNT

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment automatic investment or systematic withdrawal) that affects your account balance
o    after any changes of name or address of the registered owner(s)
o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

TAXABILITY OF DIVIDENDS Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's long-term capital gains are taxable as capital gains; dividends from the fund's income and short-term capital gains are generally taxable as ordinary income. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o    Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o    Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

FUND SECURITIES The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings.

                                                                YOUR ACCOUNT  13

FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees have the power to change the fund's investment goal without shareholder approval. The trustees also have the power to change the fund's policy of investing at least 80% of its assets in small-capitalization companies without shareholder approval. The fund will provide shareholders with written notice at least 60 days prior to a change in this 80% policy.

THE MANAGEMENT FIRM The fund is managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $29 billion in assets as of June 30, 2004.

THE SUBADVISER Independence Investment LLC ("Independence") was founded in 1982 and provides investment advisory services to individual and institutional investors, and was investment adviser to the fund's predecessor, Independence Small Cap Portfolio. Independence is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2004, had total assets under management of approximately $10 billion.

MANAGEMENT FEE The fund pays the investment adviser a management fee at an annual rate of 0.90% of the fund's average net assets.

                                     [CHART]

14  FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This table details the performance of the Independence Small Cap Portfolio, the fund's predecessor, including total return information showing how much an investment in the fund has increased or decreased each year. On December 3, 2004, the fund acquired all of the assets of Independence Small Cap Portfolio pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. This information (other than the financial highlights for the semiannual period ended April 30, 2004) has been audited by PricewaterhouseCoopers LLP, registered independent public accounting firm. Their report and the predecessor fund's financial statements are included in the predecessor fund's Annual Report, which is available upon request.

SELECTED PER SHARE DATA AND RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   ----------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                                                              DECEMBER 16,
                                    APRIL 30,    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     1998*** TO
                                       2004      OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                   (UNAUDITED)      2003         2002(2)        2001          2000           1999
                                   -----------   -----------   -----------   -----------   -----------   ------------
Net Asset Value,
   Beginning of Period               $  10.06      $   8.22      $  12.99      $ 14.64       $   9.44      $  10.00
                                     --------      --------      --------      -------       --------      --------

Income from Investment Operations:

Net Investment Loss                     (0.04)        (0.05)        (0.16)       (0.29)         (0.12)        (0.09)

Net Realized and Unrealized
   Gain (Loss)                           1.23          2.22          0.36(1)     (1.17)          5.32         (0.47)
                                     --------      --------      --------      -------       --------      --------

Total from Investment Operations         1.19          2.17          0.20        (1.46)          5.20         (0.56)
                                     --------      --------      --------      -------       --------      --------
Distributions:
Net Realized Gain                       (0.14)        (0.33)        (4.97)       (0.19)      $     --      $     --
                                     --------      --------      --------      -------       --------      --------

Total Distributions                     (0.14)        (0.33)        (4.97)       (0.19)      $     --      $     --
                                     --------      --------      --------      -------       --------      --------
Net Asset Value,
   End of Period                     $  11.11      $  10.06      $   8.22      $ 12.99       $  14.64      $   9.44
                                     ========      ========      ========      =======       ========      ========
TOTAL RETURN+                           11.92%**      27.41%        (3.59)%      (9.92)%        55.08%        (5.60)%**
                                     ========      ========      ========      =======       ========      ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands)                       $ 17,174      $ 15,709      $ 11,177      $ 9,877       $ 24,219      $ 15,893

Ratio of Expenses to Average
   Net Assets                            1.15%*        1.18%         2.28%        1.97%          1.39%         1.85%*

Ratio of Expenses to Average
   Net Assets (Excluding
   Waivers and/or
   Reimbursements)                       2.48%*        2.60%         2.69%        2.07%          1.49%         1.95%*

Ratio of Net Investment Loss to
   Average Net Assets                   (0.70)%*      (0.57)%       (1.92)%      (1.54)%        (0.95)%       (1.11)%*

Portfolio Turnover Rate                    47%           79%           92%          65%            84%           91%

*    ANNUALIZED

**   NOT ANNUALIZED

***  COMMENCEMENT OF OPERATIONS

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIODS INDICATED.

(1) THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASE OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND INDEPENDENCE SMALL CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM INDEPENDENCE SMALL CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND INDEPENDENCE SMALL CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM INDEPENDENCE SMALL CAP PORTFOLIO. AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


                                                                FUND DETAILS  15

For more information

Two documents are available that offer further information on John Hancock income funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)


On the Internet: www.sec.gov

(C)2004 JOHN HANCOCK FUNDS, LLC    820PN   12/04


[JOHN HANCOCK(R) LOGO]

JOHN HANCOCK FUNDS, LLC
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

          JOHN HANCOCK
          Small Cap Fund


          PROSPECTUS -- INSTITUTIONAL CLASS I                          12.3.2004


          [JOHN HANCOCK(R) LOGO]
          ----------------------
            JOHN HANCOCK FUNDS

          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS
--------------------------------------------------------------------------------

              JOHN HANCOCK SMALL CAP FUND                                      4

              YOUR ACCOUNT
              ------------------------------------------------------------------
              WHO CAN BUY SHARES                                               6
              OPENING AN ACCOUNT                                               6
              BUYING SHARES                                                    7
              SELLING SHARES                                                   8
              TRANSACTION POLICIES                                            10
              DIVIDENDS AND ACCOUNT POLICIES                                  11
              ADDITIONAL INVESTOR SERVICES                                    11

              FUND DETAILS
              ------------------------------------------------------------------
              BUSINESS STRUCTURE                                              11
              FINANCIAL HIGHLIGHTS                                            12

              FOR MORE INFORMATION                                    BACK COVER
              ------------------------------------------------------------------

SMALL CAP FUND

GOAL AND STRATEGY

[GRAPHIC]


The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $49 million to $2.9 billion, as of October 31, 2004).


In managing the portfolio, the portfolio manager selects securities using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that he believes are likely to show improving fundamental prospects with an identifiable catalyst for change. Such catalysts may include, but are not limited to, a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The portfolio manager attempts to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The portfolio manager additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The fund may sell a security if, among other reasons, it reaches the target price set by the portfolio manager; the management team decides, by using the same quantitative screens it analyzed in the selection process, that the stock is statistically overvalued; or the portfolio manager believes earnings expectations or the fundamental outlook for the company have deteriorated.

The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes, or currencies).

In abnormal circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PAST PERFORMANCE

[GRAPHIC]


The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the fund's risks. Year-by-year and average annual figures for the period prior to December 3, 2004, reflect the actual performance of the sole class of Independence Small Cap Portfolio, the fund's predecessor. On December 3, 2004, the fund acquired all of the assets of Independence Small Cap Portfolio, pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. The average annual returns for Class A have been restated to reflect applicable sales charges. This adjustment will have the effect of reducing the previously reported performance of the Independence Small Cap Portfolio. Since Class I shares have no operational history, no annual returns have been provided for Class I. Total expenses for Class I should be lower than those of Class A shares, since Class I shares are not subject to sales charges or 12b-1 fees. Year-by-year and index figures do not reflect sales charges and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results. For the periods prior to June 24, 2002, the performance shown represents the performance of the UAM Independence Small Cap Portfolio ( the "UAM Portfolio"). On June 24, 2002, Independence Small Cap Portfolio acquired all of the assets of the UAM Portfolio, which had the same investment adviser and portfolio management team, identical investment objectives and strategies and substantially similar fees and expenses as Independence Small Cap Portfolio.

CLASS A, TOTAL RETURNS
2004 TOTAL RETURN AS OF 9-30-04: 8.11%
BEST QUARTER: Q2 '01, 25.55%
WORST QUARTER: Q3 '02, -16.97%

AFTER-TAX RETURNS
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INDEXES (reflect no fees or taxes)
STANDARD & POOR'S SMALL CAP 600 INDEX, an unmanaged index of 600 U.S. small-sized companies.
RUSSELL 2000 INDEX, an unmanaged index of 2,000 U.S. small-capitalization companies.

CLASS A CALENDAR YEAR TOTAL RETURNS (WITHOUT SALES CHARGES)

[CHART]

1999     4.59%
2000    16.43%
2001    16.55%
2002   -15.23%
2003    34.62%

AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGES) FOR PERIODS ENDING
12-31-03

                                                                  LIFE OF
                                                1 YEAR   5 YEAR   CLASS A

Class A before tax (began 12-16-98)              27.89%   9.00%    10.36%
Class A after tax on distributions               27.29%   6.85%     8.20%
Class A after tax on distributions, with sale    18.11%   6.87%     8.07%
-------------------------------------------------------------------------
Standard & Poor's Small Cap 600 Index            38.79%   9.67%    11.67%
Russell 2000 Index                               47.25%   7.13%     8.77%

MAIN RISKS

[GRAPHIC]

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies or the quantitative screening parameters do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

================================================================================

YOUR EXPENSES

[GRAPHIC]

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class I is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

ANNUAL OPERATING EXPENSES

Management fee                                               0.90%
Other expenses                                               0.25%
Total fund operating expenses                                1.15%
Contractual expense reimbursement (at least until 12-3-05)   0.05%
Net annual operating expenses                                1.10%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through December 3, 2005) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10

Class I     $ 112    $ 360    $ 628   $ 1,393

(1)  A $4.00 FEE WILL BE CHARGED FOR WIRE REDEMPTIONS.
(2) EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE "HOW SALES CHARGES ARE CALCULATED."

================================================================================

SUBADVISER

INDEPENDENCE INVESTMENT LLC

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

PORTFOLIO MANAGER

CHARLES S. GLOVSKY, CFA
Principal and senior vice president of subadviser Joined subadviser in 2000 Senior portfolio manager, Dewey Square Investors Corp. (1998-2000)
Began business career in 1979

FUND CODES

CLASS I   Ticker           --
          CUSIP            41014V869
          Newspaper        --
          SEC number       811-4079
          JH fund number   482

YOUR ACCOUNT

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

     o    Retirement and other benefit plans and their participants
     o    Rollover assets for participants whose plans are invested in the fund
     o    Certain trusts, endowment funds and foundations
     o Any state, county or city, or its instrumentality, department, authority or agency
     o Insurance companies, trust companies and bank trust departments buying shares for their own account
     o    Investment companies not affiliated with the adviser
     o Clients of service agents and broker-dealers who have entered into an agreement with John Hancock Funds
     o Investors who participate in fee-based, wrap and other investment platform programs
     o    Any entity that is considered a corporation for tax purposes
     o Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.


4 Complete the appropriate parts of the account application, carefully following the instructions. You must submit the following additional documentation when opening a corporate account: new account application, corporate business/ organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form. You must submit the following additional documentation when opening a trust account: new account application and a copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form. Signature Services reserves the right to require additional documentation prior to opening an account. For more details, please contact your financial representative or call Signature Services at 1-888-972-8696.


5    Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

JOHN HANCOCK FUNDS MAY PAY SIGNIFICANT COMPENSATION OUT OF ITS OWN RESOURCES TO YOUR FINANCIAL REPRESENTATIVE.

YOUR BROKER-DEALER OR AGENT MAY CHARGE YOU A FEE TO EFFECT TRANSACTIONS IN FUND SHARES.

OTHER CLASSES OF SHARES OF THE FUND, WHICH HAVE THEIR OWN EXPENSE STRUCTURE, MAY BE OFFERED IN SEPARATE PROSPECTUSES.

6  YOUR ACCOUNT

BUYING SHARES
--------------------------------------------------------------------------------

              OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT
BY CHECK

[GRAPHIC]     o  Make out a check for the investment amount,       o  Make out a check for the investment amount payable
                 payable to "John Hancock Signature Services,         to "John Hancock Signature Services, Inc."
                 Inc."

              o  Deliver the check and your completed              o  If your account has a detachable investment slip,
                 application to your financial representative,        please complete in its entirety. If no slip is
                 or mail them to Signature Services (address          available, include a note specifying the fund
                 below).                                              name(s), your share class, your account number and
                                                                      the name(s) in which the account is registered.

                                                                   o  Deliver the check and investment slip or note to
                                                                      your financial representative, or mail them to
                                                                      Signature Services (address below).

BY EXCHANGE

[GRAPHIC]     o  Call your financial representative or Signature   o  Call your financial representative or Signature
                 Services to request an exchange.                     Services to request an exchange.

              o  You may only exchange for shares of other         o  You may only exchange for shares of other
                 institutional funds, Class I shares or Money         institutional funds, Class I shares or Money
                 Market Fund Class A shares.                          Market Fund Class A shares.

BY WIRE

[GRAPHIC]     o  Deliver your completed application to your        o  Instruct your bank to wire the amount of your
                 financial representative or mail it to               investment to:
                 Signature Services.                                     First Signature Bank & Trust
                                                                         Account # 900022260
              o  Obtain your account number by calling your              Routing # 211475000
                 financial representative or Signature Services.
                                                                   Specify the fund name(s), your share class, your account
              o  Instruct your bank to wire the amount of your     number and the name(s) in which the account is
                 investment to:                                    registered. Your bank may charge a fee to wire funds.
                    First Signature Bank & Trust
                    Account # 900022260
                    Routing # 211475000

              Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

BY PHONE

[GRAPHIC]     See "By exchange" and "By wire."                     o  Verify that your bank or credit union is a member
                                                                      of the Automated Clearing House (ACH) system.

                                                                   o  Complete the "To Purchase, Exchange or Redeem Shares
                                                                      via Telephone" and "Bank Information" sections on
                                                                      your account application.

                                                                   o  Call Signature Services between 8:30 A.M. and
                                                                      5:00 P.M. Eastern Time on most business days to
                                                                      verify that these features are in place on your
                                                                      account.

                                                                   o  Call your financial representative or Signature
                                                                      Services with the fund name(s), your share class,
                                                                      your account number, the name(s) in which the
                                                                      account is registered and the amount of your
                                                                      investment.

     ADDRESS:
     John Hancock Signature Services, Inc.
     1 John Hancock Way, Suite 1001
     Boston, MA 02217-1001

     PHONE NUMBER: 1-888-972-8696

     Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT  7

SELLING SHARES
--------------------------------------------------------------------------------

              DESIGNED FOR                                         TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER

[GRAPHIC]     o  Sales of any amount; however, sales of $5         o  Write a letter of instruction indicating the fund
                 million or more must be made by letter.              name, your account number, your share class, the
                                                                      name(s) in which the account is registered and the
              o  Certain requests will require a Medallion            dollar value or number of shares you wish to sell.
                 signature guarantee. Please refer to "Selling
                 shares in writing."                               o  Include all signatures and any additional documents
                                                                      that may be required (see next page).

                                                                   o  Mail the materials to Signature Services.

                                                                   o  A check or wire will be sent according to your
                                                                      letter of instruction.

BY PHONE

[GRAPHIC]     o  Sales of up to $5 million.                        o  To place your request with a representative at John
                                                                      Hancock Funds, call Signature Services between
                                                                      8:30 A.M. and 5:00 P.M. Eastern Time on most
                                                                      business days.

                                                                   o  Redemption proceeds of up to $100,000 may be sent
                                                                      by wire or by check. A check will be mailed to the
                                                                      exact name(s) and address on the account.
                                                                      Redemption proceeds exceeding $100,000 must be
                                                                      wired to your designated bank account.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

[GRAPHIC]     o  Requests by letter to sell any amount.            o  To verify that the telephone redemption privilege
                                                                      is in place on an account, or to request the forms
              o  Requests by phone to sell up to $5 million           to add it to an existing account, call Signature
                 (accounts with telephone redemption                  Services.
                 privileges).

                                                                   o  Amounts of $5 million or more will be wired on the
                                                                      next business day.

                                                                   o  Amounts up to $100,000 may be sent by EFT or by
                                                                      check. Funds from EFT transactions are generally
                                                                      available by the second business day. Your bank may
                                                                      charge a fee for this service.

BY EXCHANGE

[GRAPHIC]     o  Sales of any amount.                              o  Obtain a current prospectus for the fund into which
                                                                      you are exchanging by calling your financial
                                                                      representative or Signature Services.

                                                                   o  You may only exchange for shares of other
                                                                      institutional funds, Class I shares or Money Market
                                                                      Fund Class A shares.

                                                                   o  Call your financial representative or Signature
                                                                      Services to request an exchange.

8  YOUR ACCOUNT

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days
o you are selling more than $100,000 worth of shares and are requesting payment by check
o    you are selling more than $5 million worth of shares

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

SELLER                                                          REQUIREMENTS FOR WRITTEN REQUESTS                [GRAPHIC]
Owners of individual, joint or UGMA/UTMA accounts (custodial    o  Letter of instruction.
accounts for minors).
                                                                o  On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is
                                                                   registered.

                                                                o  Medallion signature guarantee if applicable (see
                                                                   above).

Owners of corporate, sole proprietorship, general partner or    o  Letter of instruction.
association accounts.
                                                                o  Corporate business/organization resolution, certified
                                                                   within the past 12 months, or a John Hancock Funds
                                                                   business/organization certification form.

                                                                o  On the letter and the resolution, the signature of the
                                                                   person(s) authorized to sign for the account.

                                                                o  Medallion signature guarantee if applicable (see
                                                                   above).

Owners or trustees of retirement plan, pension trust and        o  Letter of instruction.
trust accounts.
                                                                o  On the letter, the signature(s) of the trustee(s).

                                                                o  Copy of the trust document certified within the past
                                                                   12 months or a John Hancock Funds trust certification
                                                                   form.

                                                                o  Medallion signature guarantee if applicable (see
                                                                   above).

Joint tenancy shareholders with rights of survivorship whose    o  Letter of instruction signed by surviving tenant.
co-tenants are deceased.
                                                                o  Copy of death certificate.

                                                                o  Medallion signature guarantee if applicable (see
                                                                   above).

Executors of shareholder estates.                               o  Letter of instruction signed by executor.

                                                                o  Copy of order appointing executor, certified within
                                                                   the past 12 months.

                                                                o  Medallion signature guarantee if applicable (see
                                                                   above).

Administrators, conservators, guardians and other sellers or    o  Call 1-888-972-8696 for instructions.
account types not listed above.

     ADDRESS:
     John Hancock Signature Services, Inc.
     1 John Hancock Way, Suite 1001
     Boston, MA 02217-1001

     PHONE NUMBER: 1-888-972-8696

     Or contact your financial representative for instructions and assistance.

                                                                 YOUR ACCOUNT  9

--------------------------------------------------------------------------------
TRANSACTION POLICIES


Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. For example, the fund may value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the fund's valuation time, such closing prices may not be reflective of current market prices and current market prices may not be readily available when the fund determines its net asset value, and therefore the fund may adjust closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Foreign stock or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell shares. For more information on the valuation of shares, please see the Statement of Additional Information.


BUY AND SELL PRICES When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

EXECUTION OF REQUESTS The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


EXCHANGES You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I or institutional fund shares. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.


Until June 30, 2005, any shareholder of Independence Small Cap Portfolio as of December 3, 2004 may convert their Class A shares to Class I shares of the fund upon request, provided that the shareholder meets the criteria for investment in Class I shares as set forth under "Who Can Buy Shares" in this prospectus. For further details, see "Additional Services and Programs" in the SAI (see the back cover of the prospectus).


EXCESSIVE TRADING The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

The fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the fund reasonably believes that the trading activity in the account(s) would be disruptive to the fund. For example, the fund may refuse a purchase order if the fund's adviser believes that it would be unable to invest the money effectively in accordance with the fund's investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

The fund and/or its service providers currently undertake a variety of measures designed to help detect market timing activity including monitoring shareholder transaction activity and cash flows. The trading history of accounts under common ownership or control may be considered in enforcing these policies. Despite these measures, however, the fund and/or its service providers may not be able to detect or prevent all instances of short-term trading. For example, the fund may not have suffi-cient information regarding the beneficial ownership of shares owned through financial intermediaries or other omnibus-type account arrangements to enforce these policies.

ACCOUNT INFORMATION John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take other steps that it deems reasonable.

CERTIFICATED SHARES The fund does not issue share certificates. Shares are electronically recorded.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

10  YOUR ACCOUNT

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o    after any changes of name or address of the registered owner(s)
o    in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The fund generally distributes most or all of its net earnings in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are distributed annually.

DIVIDEND REINVESTMENTS Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

FUND SECURITIES The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings.

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The trustees have the power to change the fund's investment goal without shareholder approval. The trustees also have the power to change the fund's policy of investing at least 80% of its assets in small-capitalization companies without shareholder approval. The fund will provide shareholders with written notice at least 60 days prior to a change in this 80% policy.

THE MANAGEMENT FIRM The fund is managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $29 billion in assets as of June 30, 2004.

THE SUBADVISER Independence Investment LLC ("Independence") was founded in 1982 and provides investment advisory services to individual and institutional investors, and was investment adviser to the fund's predecessor, Independence Small Cap Portfolio. Independence is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2004, had total assets under management of approximately $10 billion.

MANAGEMENT FEE The fund pays the investment adviser a management fee at an annual rate of 0.90% of the fund's average net assets.

                                                                YOUR ACCOUNT  11

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


This table details the performance of the Independence Small Cap Portfolio, the fund's predecessor, including total return information showing how much an investment in the fund has increased or decreased each year. On December 3, 2004, the fund acquired all of the assets of Independence Small Cap Portfolio pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. Since Class I shares have no operational history, financial highlights have been provided for Class A shares, which are offered in a separate prospectus. This information (other than the financial highlights for the semiannual period ended April 30, 2004) has been audited by PricewaterhouseCoopers LLP, registered independent public accounting firm. Their report and the predecessor fund's financial statements are included in the predecessor fund's Annual Report, which is available upon request.

SELECTED PER SHARE DATA AND RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  SIX MONTHS
                                    ENDED                                                               DECEMBER 16,
                                   APRIL 30,    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     1998*** TO
                                     2004       OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                  (UNAUDITED)      2003         2002(2)        2001          2000          1999
                                  -----------   -----------   -----------   -----------   -----------   ------------
Net Asset Value,
   Beginning of Period              $  10.06      $   8.22      $  12.99      $ 14.64       $   9.44      $  10.00
                                    --------      --------      --------      -------       --------      --------
Income from Investment Operations:

Net Investment Loss                    (0.04)        (0.05)        (0.16)       (0.29)         (0.12)        (0.09)

Net Realized and Unrealized
   Gain (Loss)                          1.23          2.22          0.36(1)     (1.17)          5.32         (0.47)
                                    --------      --------      --------      -------       --------      --------
Total from Investment Operations        1.19          2.17          0.20        (1.46)          5.20         (0.56)
                                    --------      --------      --------      -------       --------      --------
Distributions:
Net Realized Gain                      (0.14)        (0.33)        (4.97)       (0.19)      $     --      $     --
                                    --------      --------      --------      -------       --------      --------
Total Distributions                    (0.14)        (0.33)        (4.97)       (0.19)      $     --      $     --
                                    --------      --------      --------      -------       --------      --------
Net Asset Value,
   End of Period                    $  11.11      $  10.06      $   8.22      $ 12.99       $  14.64      $   9.44
                                    ========      ========      ========      =======       ========      ========
TOTAL RETURN+                          11.92%**      27.41%        (3.59)%      (9.92)%        55.08%        (5.60)%**
                                    ========      ========      ========      =======       ========      ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets,End of Period
   (Thousands)                      $ 17,174      $ 15,709      $ 11,177      $ 9,877       $ 24,219      $ 15,893

Ratio of Expenses to Average
   Net Assets                           1.15%*        1.18%         2.28%        1.97%          1.39%         1.85%*

Ratio of Expenses to Average
   Net Assets (Excluding
   Waivers and/or
   Reimbursements)                      2.48%*        2.60%         2.69%        2.07%          1.49%         1.95%*

Ratio of Net Investment Loss to
   Average Net Assets                  (0.70)%*      (0.57)%       (1.92)%      (1.54)%        (0.95)%       (1.11)%*

Portfolio Turnover Rate                   47%           79%           92%          65%            84%           91%

*    ANNUALIZED

**   NOT ANNUALIZED

***  COMMENCEMENT OF OPERATIONS

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIODS INDICATED.

(1) THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASE OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

(2) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND INDEPENDENCE SMALL CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM INDEPENDENCE SMALL CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND INDEPENDENCE SMALL CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM INDEPENDENCE SMALL CAP PORTFOLIO. AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


12  FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock Small Cap Fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS FROM THE SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov


(C)2004 JOHN HANCOCK FUNDS, LLC    82IPN   12/04


[JOHN HANCOCK(R) LOGO]

JOHN HANCOCK FUNDS, LLC
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

NOW AVAILABLE: electronic delivery
www.jhancock.com/funds/edelivery.

                           JOHN HANCOCK SMALL CAP FUND

                  Class A, Class B, Class C and Class I Shares
                       Statement of Additional Information


                                December 3, 2004


This Statement of Additional Information provides information about John Hancock Small Cap Fund (the "Fund") in addition to the information that is contained in the Fund's current Prospectus for Class A, B and C and in the Fund's current Class I share prospectus (the "Prospectuses"). The Fund is a diversified series of John Hancock Equity Trust (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291



                                TABLE OF CONTENTS
                                                                           Page

Organization of the Fund......................................................2
Investment Objective and  Policies............................................2
Investment Restrictions......................................................16
Those Responsible for Management.............................................18
Investment Advisory and Other Services.......................................26
Distribution  Contracts......................................................31
Sales Compensation...........................................................32
Net Asset Value..............................................................35
Initial Sales Charge on Class A  Shares......................................36
Deferred Sales Charge on Class B and Class C Shares..........................39
Special  Redemptions.........................................................43
Additional Services and Programs.............................................43
Purchase and Redemptions through Third Parties.............................. 45
Description of the Fund's Shares.............................................45
Tax  Status..................................................................46
Calculation of Performance...................................................51
Brokerage Allocation.........................................................53
Transfer Agent Services......................................................56
Custody of Portfolio.........................................................57
Independent Registered Public Accounting Firm................................57
Fund Securities..............................................................57
Appendix A- Description of Investment Risk. .................................A-1
Appendix B-Description of Bond Ratings.......................................B-1
Appendix C-Proxy Voting Summary..............................................C-1
Financial Statements.........................................................F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to August 28, 2000, the Trust was named John Hancock Special Equities Fund. On December 3, 2004, the Fund acquired all of the assets of Independence Small Cap Portfolio (the "Predecessor Fund") pursuant to an agreement and plan of reorganization (the "Reorganization") in exchange for Class A shares of the fund and the assumption of certain liabilities of the Predecessor Fund, and the Fund became the successor to Independence Small Cap Portfolio. The Predecessor Fund was a series of the Advisors' Inner Circle Fund, a Massachusetts business Trust organized in 1991.


John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser") is the Fund's investment adviser. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation ("Manulife Financial"). Founded in 1862, John Hancock Financial Services and its subsidiaries today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance.

Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and most of Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$360 billion (US$269 billion) as at June 30, 2004.

Manulife Financial Corporation trades as 'MFC' on the TSX, NYSE and PSE, and under '0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

Independence Investment LLC ("Independence" or the "Sub-Adviser") (formerly Independence Investment Associates, Inc.), which is a subsidiary of the John Hancock Financial Services, Inc., is the Sub-Adviser to the Fund.

The Predecessor Fund is the successor to the UAM Funds Trust Independence Small Cap Portfolio (the "UAM Portfolio"), a separately registered investment company. The UAM Portfolio was managed by the Sub-Adviser under the same portfolio management team and using the same investment objective, strategies, and policies as those used by the Predecessor Fund. The UAM Portfolio dissolved and reorganized into the Predecessor Fund on June 24, 2002. Substantially all of the assets of the UAM Portfolio were acquired by the Predecessor Fund in connection with its commencement of operations on June 24, 2002.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective is non-fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index).

With respect to the Fund's investment policy of investing at least 80% of its Assets in small capitalization companies, "Assets" is defined as net assets plus the amount of any borrowings for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.

In managing the portfolio, the Sub-Adviser selects securities using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with an identifiable catalyst for change. Such catalysts may include, but are not limited to, a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition. The Sub-Adviser attempts to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The Sub-Adviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment. The fund may sell a security if it reaches the target price set by the Sub-Adviser; the Sub-Adviser decides, by using the same quantitative screens it analyzed in the selection process, that the stock is statistically overvalued; or the Sub-Adviser decides earnings expectations or the fundamental outlook for the company have deteriorated.

The fund may make limited use of derivatives (securities whose value is based on securities, indexes, or currencies). In abnormal circumstances, such as situations where the Fund experiences large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest extensively in investment-grade short-term securities. The fund may trade securities actively. In these and other cases, the fund might not achieve its goal.

Smaller Capitalization Companies.
-------------------------------
Smaller capitalization companies may have limited product lines, market and financial resources, or they may be dependent on smaller or less experienced management groups. In addition, trading volume for these securities may be limited. Historically, the market price for these securities has been more volatile than for securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and thus undervalued by investors.

Preferred stocks.
-----------------
The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities.
-----------------------
The Fund may invest in convertible securities which may include corporate notes or preferred stock. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Investment Companies.
---------------------
Subject to the Fund's non-fundamental investment restriction set forth below, the Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investments in money market mutual funds in connection with the Fund's management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.


Debt securities.
----------------
The Fund may invest in debt securities that are rated Baa or better by Moody's or BBB or better by S&P, or if unrated, determined to be of comparable quality by the Adviser and the Sub-Adviser ("investment grade debt securities"). Debt securities rated BBB or Baa and unrated debt securities of comparable quality are considered medium grade obligations and have speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payment than in the case of higher grade obligations. Debt securities of corporate and governmental issuers in which the Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).


Government Securities.
----------------------
The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Certificates of Deposit, Bankers' Acceptances and Time Deposits.
----------------------------------------------------------------
The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds Deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific Merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.
--------------------------------------
The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturates of less than nine months and fixed rates of return, although such instruments may have maturates of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

Ratings as Investment Criteria.
-------------------------------
In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Initial Public Offerings ("IPOs").
----------------------------------
The Fund may invest in IPOs. IPO investments may be more volatile than other types of investments and the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market. IPOs could have a substantial impact on performance, either positive or negative, particularly on a Fund with a small asset base. The actual effect of IPOs on performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security is purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that a Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance in the future.

Investments in Foreign Securities.
----------------------------------
The Fund may invest directly in the securities of foreign issuers as well as securities in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts
(GDRs), convertible preferred stocks, preferred stocks and warrants or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial instability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Foreign Currency Transactions.
------------------------------
The  Fund  may  engage  in  foreign  currency  transactions.   Foreign  currency
transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

The Fund may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Fund will not engage in speculative forward foreign currency exchange transactions.

If the Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Risks of Foreign Securities.
----------------------------
Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements.
----------------------
In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements and Other Borrowings.
---------------------------------------------------
The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

The Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase total return. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Advisers will monitor the creditworthiness of the banks involved.

Restricted and Illiquid Securities.
-----------------------------------
The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific
Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency.
-------------------------------------------------------
The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or currency or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options.
------------------------
A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options.
-------------------
The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions.
-------------------------------------------
There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts.
---------------------------------------------------
The Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities) and securities indices, foreign currencies and any other financial instruments and indices and purchase and write call and put options on these futures contracts. The Fund may purchase and sell futures and options on futures for hedging or other non-speculative purposes. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts.
------------------
A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies.
-----------------------------
Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency rates then available in the applicable market to be less favorable than prices that are currently available. Subject to the limitations imposed on the funds, as described above, a Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts.
-----------------------------
The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations.
---------------------
The Fund will engage in futures and related options transactions either for bona fide hedging or for other non-speculative purposes as permitted by the CFTC. These purposes may include using futures and options on futures as substitute for the purchase or sale of securities or currencies to increase or reduce exposure to particular markets. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Mortgage-Backed Securities.
---------------------------
The Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities.
--------------------------------------------
Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the GNMA, the FNMA and the FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations.
-------------------------------------------------------------------------------
CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Fund does not intend to invest in residual interests.

Stripped Mortgage-Backed Securities.
------------------------------------
SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Structured or Hybrid Notes.
---------------------------
Funds that may invest in mortgage-backed securities may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Risk Factors Associated with Mortgage-Backed Securities.
--------------------------------------------------------
Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Risk Associated With Specific Types of Derivative Debt Securities.
------------------------------------------------------------------
Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Lending of Securities.
----------------------
The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33 1/3 % of its total assets.

Rights and Warrants.
-------------------
The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Forward Commitment and When-Issued Securities.
----------------------------------------------
The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal, of any type or maturity, in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short Sales.
------------
The Fund may engage in short sales "against the box". In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Short-Term Trading and Portfolio Turnover.
------------------------------------------
Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater)
involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions.
------------------------------------
The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

1. Issue senior securities, except as permitted by the Fund's fundamental investment restrictions on borrowing, lending and investing in commodities and as otherwise permitted under the 1940 Act. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Fund's investment policies are not deemed to be senior securities.

2. Borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

4. Purchase, sell or invest in real estate, but subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund's ownership of securities.

5. Invest in commodities or commodity futures contracts, other than financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the fund's investment policies.

6. Make loans, except that the fund may (i) lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

8. With respect to 75% of the fund's total assets, invest more than 5% of the fund's total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (i) securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities or (ii) securities of other investment companies.

Non-Fundamental Investment Restrictions.
----------------------------------------
The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

1. Purchase a security if, as a result, (i) more than 10% of the fund's total assets would be invested in the securities of other investment companies,
     (ii) the fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the fund in connection with lending of the fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

2. Invest in the securities of an issuer for the purpose of exercising control or management.

3. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

4.   Invest more than 15% of its net assets in securities which are illiquid.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

The Fund will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

If allowed by the Fund's other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. dollars, Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds"). The following table represents the composition of the Board of Trustees effective December 1, 2004, subject to shareholder approval at a shareholder meeting of the Trust to be held on that date.


---------------------------- ------------- -------------- -------------------------------------------- --------------

                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/       Principal Occupation(s) and other            Funds
Name, Address (1)            Held with     Officer        Directorships                                Overseen by
And Age                      Fund          since(2)       During Past 5 Years                          Trustee
---------------------------- ------------- -------------- -------------------------------------------- --------------
Independent Trustees
---------------------------- ------------- -------------- -------------------------------------------- --------------
Charles L. Ladner            Chairman      2004           Chairman and Trustee, Dunwoody Village,      49
Born:  1938                  and Trustee                  Inc. (retirement services) (until 2003);
                                                          Senior Vice President and Chief Financial
                                                          Officer, UGI  Corporation (public
                                                          utility holding company) (retired
                                                          1998); Vice President  and Director for
                                                          AmeriGas, Inc. (retired 1998);
                                                          Director of AmeriGas Partners, L.P. (until
                                                          1997)(gas distribution);
                                                          Director, EnergyNorth, Inc. (until 1995);
                                                          Director, Parks and  History Association
                                                          (since 2001).

---------------------------- ------------- -------------- -------------------------------------------- --------------
James F. Carlin              Trustee       2004           Chairman and CEO, Alpha Analytical           49
Born:  1940                                               Laboratories (chemical analysis); Part
                                                          Owner and Treasurer, Lawrence Carlin
                                                          Insurance Agency, Inc. (since 1995); Part
                                                          Owner and Vice President, Mone Lawrence
                                                          Carlin Insurance Agency, Inc. (since
                                                          1996); Director/Treasurer, Rizzo
                                                          Associates (until 2000);  Chairman and
                                                          CEO, Carlin Consolidated, Inc.
                                                          (management/investments);
                                                          Director/Partner, Proctor Carlin & Co.,
                                                          Inc. (until 1999); Trustee, Massachusetts
                                                          Health and Education Tax Exempt Trust;
                                                          Director of the following:  Uno Restaurant
                                                          Corp. (until 2001), Arbella Mutual
                                                          (insurance) (until 2000), HealthPlan
                                                          Services, Inc. (until 1999), Flagship
                                                          Healthcare, Inc. (until 1999); Carlin
                                                          Insurance Agency, Inc. (until 1999),
                                                          Chairman, Massachusetts Board of Higher
                                                          Education (until 1999).

---------------------------- ------------- -------------- -------------------------------------------- --------------
Richard P. Chapman, Jr.      Trustee       2004           President and Chief Executive Officer,       49
Born:  1935                                               Brookline Bancorp., Inc.  (lending) (since
                                                          1972); Chairman and Director, Lumber
                                                          Insurance Co. (insurance) (until 2000);
                                                          Chairman and Director, Northeast
                                                          Retirement Services, Inc. (retirement
                                                          administration) (since 1998).
---------------------------- ------------- -------------- -------------------------------------------- --------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

---------------------------- ------------- -------------- -------------------------------------------- --------------
William J. Cosgrove          Trustee       2004           Vice President, Senior Banker and Senior     20
Born:  1933                                               Credit Officer, Citibank, N.A. (banking)
                                                          (retired 1991); Executive Vice President,
                                                          Citadel Group Representatives, Inc.
                                                          (financial reinsurance) (until 2004);
                                                          Director, Hudson City Bancorp (banking);
                                                          Trustee, Scholarship Fund for Inner City
                                                          Children (since 1986).

---------------------------- ------------- -------------- -------------------------------------------- --------------
William H. Cunningham        Trustee       2004           Former Chancellor, University of Texas       49
Born:  1944                                               System and former President of the
                                                          University of Texas,  Austin, Texas;
                                                          Chairman and CEO, IBT  Technologies (until
                                                          2001); Director of the following: The
                                                          University of Texas Investment Management
                                                          Company (until 2000), Hire.com (until 2004),
                                                          STC Broadcasting, Inc.and Sunrise Television
                                                          Corp. (until 2001),  Symtx, Inc. (since
                                                          2001), Adorno/Rogers Technology, Inc.
                                                          (until 2004), Pinnacle  Foods Corporation
                                                          (until 2003), rateGenius (until
                                                          2003), Jefferson-Pilot Corporation
                                                          (diversified life insurance company),
                                                          New Century Equity Holdings (formerly
                                                          Billing Concepts) (until 2001), eCertain
                                                          (until 2001), ClassMap.com (until
                                                          2001), Agile Ventures  (until 2001), LBJ
                                                          Foundation (until   2000), Golfsmith
                                                          International, Inc. (until 2000), Metamor
                                                          Worldwide (until 2000), AskRed.com
                                                          (until 2001), Southwest Airlines and
                                                          Introgen; Advisory  Director, Q
                                                          Investments; Advisory  (until 2003);
                                                          Director, Chase Bank (formerly Texas
                                                          Commerce Bank - Austin), LIN
                                                          Television (since 2002), WilTel
                                                          Communications (until  2003) and Hayes
                                                          Lemmerz International,  Inc. (diversified
                                                          automotive parts supple company) (since
                                                          2003).

---------------------------- ------------- -------------- -------------------------------------------- --------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)      Non-Independent Trustee: holds positions
         with the Fund's investment adviser, underwriter, and or certain other affiliates.
                                       20

---------------------------- ------------- -------------- -------------------------------------------------- ------------------


                                                                                                             Number of John
                             Position(s)   Trustee/                                                          Hancock Funds
Name, Address (1)            Held with     Officer        Principal Occupation(s) and other Directorships    Overseen by
And Age                      Fund          since(2)       During Past 5 Years                                Trustee
---------------------------- ------------- -------------- -------------------------------------------------- ------------------

---------------------------- ------------- -------------- -------------------------------------------------- ------------------
Ronald R. Dion               Trustee       2004           Chairman and Chief Executive Officer, R.M.         49
Born:  1946                                               Bradley & Co., Inc.; Director, The New England
                                                          Council and   Massachusetts
                                                          Roundtable; Director, Boston Stock Exchange;
                                                          Trustee, North Shore  Medical Center;
                                                          Director, BJ's   Wholesale Club, Inc.
                                                          and a corporator of the Eastern Bank;
                                                          Trustee, Emmanuel College.

---------------------------- ------------- -------------- -------------------------------------------------- ------------------
John A. Moore                Trustee       2004           President and Chief Executive Officer, Institute   49
Born:  1939                                               for Evaluating Health Risks, (nonprofit
                                                          institution) (until 2001); Senior
                                                          Scientist, Sciences International (health
                                                          research)(since 1998);Principal, Hollyhouse
                                                          (consulting)(since 2000); Director,
                                                          CIIT(nonprofit research) (since 2002).

---------------------------- ------------- -------------- -------------------------------------------------- ------------------
Patti McGill Peterson        Trustee       2004           Executive Director, Council for International      49
Born:  1943                                               Exchange of Scholars and Vice President,
                                                          Institute of International
                                                          Education (since  1998); Senior Fellow,
                                                          Cornell Institute of  Public Affairs,
                                                          Cornell University  (until 1997); Former
                                                          President of Wells College and St.
                                                          Lawrence University; Director, Niagara
                                                          Mohawk Power  Corporation (until
                                                          2003); Director, Ford  Foundation,
                                                          International  Fellowships Program
                                                          (since 2002);  Director, Lois Roth
                                                          Endowment (since 2002); Director,
                                                          Council for   International Exchange
                                                          (since 2003).

---------------------------- ------------- -------------- -------------------------------------------------- ------------------
Steven Pruchansky            Trustee       2004           Chairman and Chief Executive Officer, Mast         49
Born:  1944                                               Holdings, Inc. (since 2000); Director and
                                                          President, Mast Holdings, Inc. (until 2000);
                                                          Managing Director, JonJames, LLC (real
                                                          estate)(since 2001); Director, First Signature
                                                          Bank & Trust Company (until 1991); Director,
                                                          Mast Realty Trust (until 1994); President,
                                                          Maxwell Building Corp. (until 1991).

---------------------------- ------------- -------------- -------------------------------------------------- ------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

---------------------------------- ------------ ------------ ----------------------------------------------- --------------------



                                   Position(s)  Trustee/     Principal Occupation(s) and other               Number of John
Name, Address (1)                  Held with    Officer      Directorships                                   Hancock Funds
And Age                            Fund         since(2)     During Past 5 Years                             Overseen by Trustee
---------------------------------- ------------ ------------ ----------------------------------------------- --------------------
Non-Independent Trustee
---------------------------------- ------------ ------------ ----------------------------------------------- --------------------
James A. Shepherdson (3)           Trustee,     2004         Executive Vice President, Manulife Financial    49
Born:  1952                        President                 Corporation (since 2004); Chairman, Director,
                                   and Chief                 President and Chief Executive Officer, John
                                   Executive                 Hancock Advisers, LLC (the "Adviser") and The
                                   Officer                   Berkeley Group, LLC ("The Berkeley Group");
                                                             Chairman, Director, President and Chief
                                                             Executive Officer, John Hancock Funds,
                                                             LLC. ("John Hancock Funds"); Chairman,
                                                             Director, President and Chief Executive
                                                             Officer, Sovereign  Asset Management
                                                             Corporation ("SAMCorp."); Director, Chairman
                                                             and President, NM  Capital Management,
                                                             Inc. (NM Capital); President, John
                                                             Hancock Retirement  Services, John
                                                             Hancock Life Insurance Company (until 2004);
                                                             Chairman, Essex  Corporation (until
                                                             2004); Co-Chief  Executive Officer
                                                             MetLife Investors Group (until 2003);
                                                             Senior Vice President,
                                                             AXA/Equitable Insurance Company
                                                             (until 2000).
---------------------------------- ------------ ------------ ----------------------------------------------- --------------------


(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

---------------------------------- ------------- ----------- ----------------------------------------------- --------------------



                                   Position(s)   Trustee/    Principal Occupation(s) and other               Number of John
Name, Address (1)                  Held with     Officer     Directorships                                   Hancock Funds
And Age                            Fund          since(2)    During Past 5 Years                             Overseen by Trustee
---------------------------------- ------------- ----------- ----------------------------------------------- --------------------

---------------------------------- ------------- ----------- ----------------------------------------------- --------------------
Principal Officers who are not
Trustees
---------------------------------- ------------- ----------- ----------------------------------------------- --------------------
William H. King                    Vice          2004        Vice President and Assistant Treasurer, the     N/A
Born:  1952                        President                 Adviser; Vice President and Treasurer of each
                                   and                       of the John Hancock funds; Assistant
                                   Treasurer                 Treasurer of each of the John Hancock funds
                                                             (until 2001).

---------------------------------- ------------- ----------- ----------------------------------------------- --------------------
Susan S. Newton                    Senior Vice   2004        Senior Vice President, Secretary and Chief      N/A
Born:  1950                        President,                Legal Officer, SAMCorp., the Adviser and each
                                   Secretary                 of the John Hancock funds, John
                                   Senior Vice President     Hancock Funds and Chief and The Berkeley
                                   and  Cheif Legal          Group; Vice President, Signature
                                   Officer                   Services (until 2000); Director,
                                                             Senior Vice President and Secretary, N.M.
                                                             Capital.
---------------------------------- ------------- ----------- ----------------------------------------------- --------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not "interested persons."

The Audit Committee members are Messrs. Chapman, Ladner, Pruchansky and Ms. McGill Peterson. All of the members of the Audit Committee are independent under the New York Stock Exchange's Revised Listing Rules and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time.

The Administration Committee members are all of the independent Trustees. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. All members of the Administration Committee are independent under the New York Stock Exchange's Revised Listing Rules and are not interested persons, as defined in the 1940 Act, of John Hancock or the Fund (the "Independent Trustees"). Among other things, the Administration Committee acts as a nominating committee of the Board. The Trustees who are not Independent Trustees and the officers of the Fund are nominated and selected by the Board. The Administration Committee does not have at this time formal criteria for the qualifications of candidates to serve as an Independent Trustee, although the Administration Committee may develop them in the future. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Administration Committee expects to apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Administration Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Administration Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law.

As long as an existing Independent Trustee continues, in the opinion of the Administration Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Administration Committee will consider nominees recommended by shareholders to serve as trustees, the Administration Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Administration Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Administration Committee. While it has not done so in the past, the Administration Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Administration Committee. In evaluating a nominee recommended by a shareholder, the Administration Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Administration Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o the secretary of the Fund at the following address: 101 Huntington Avenue, Boston, MA 02199. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs Carlin, Cosgrove, Cunningham, Dion and Moore. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers.

The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all funds in the John Hancock Fund Complex overseen by the Trustee, as of December 31, 2003.

----------------------------------- ---------------------------------- --------------------------------------
                                                                       Aggregate Dollar Range of holdings
                                    Dollar Range of Fund Shares        in John Hancock funds overseen by
Name of Trustee                     Owned by Trustee (1)               Trustee (1)
----------------------------------- ---------------------------------- --------------------------------------
Independent Trustees
----------------------------------- ---------------------------------- --------------------------------------
James F. Carlin                     None                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Richard P. Chapman, Jr.             None                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
William J. Cosgrove                 None                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
William H. Cunningham               None                               $10,001-50,000
----------------------------------- ---------------------------------- --------------------------------------
Ronald R. Dion                      None                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Charles L. Ladner                   None                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Dr. John A. Moore None Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Patti McGill Peterson               None                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Steven R. Pruchansky                None                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Non-Independent Trustees
----------------------------------- ---------------------------------- --------------------------------------
James A. Shepherdson*               None                               None
----------------------------------- ---------------------------------- --------------------------------------


(1) This Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2003, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be none and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cosgrove, none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion and none and over $100,000 for Mr. Pruchansky.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Fund for their services.

*Mr. Shepherdson was appointed Trustee of the John Hancock Fund complex effective May 11, 2004.




                                                               Total Compensation From the
                                      Aggregate Compensation   Fund and John Hancock Fund
Independent Trustees                  from the Fund (1)        Complex to Trustees (2)
--------------------                  -----------------        -----------------------

Charles L. Ladner                     $  700                  $  78,000
James F. Carlin                          500                     76,250
Richard P. Chapman, Jr.*                 500                     79,000
William J. Cosgrove*                     100                     79,500
William H. Cunningham*                   500                     74,250
Ronald R. Dion*                          500                     77,250
Dr. John A. Moore*                       500                     74,000
Patti McGill Peterson                    500                     72,750
Steven R. Pruchansky*                    500                     79,250
                                      --------                 ----------
Total                                 $4,300                   $690,250

(1) Compensation is estimated for the current fiscal year ending October 31, 2005.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2003. As of this date, there were fifty funds in the John Hancock Fund Complex, with Dr. Moore and Ms. Peterson serving on twenty-nine funds and each of the other Independent Trustees serving on twenty funds.

*As of December 31, 2003, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $63,573, Mr. Cosgrove was $210,257, for Mr. Cunningham was $563,218, for Mr. Dion was $193,220, for Dr. Moore was $248,464, and for Mr. Pruchansky was $150,981 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, a premier investment management company, managed $29 billion in open-end funds, closed-end funds, private accounts and retirement plans for individual and institutional investors as of June 30, 2004. Additional information about John Hancock Advisers can be found on the website: www.jhfunds.com.

The Sub-Adviser, Independence Investment LLC, located at 53 State Street, Boston, Massachusetts 02109, was organized in 1982 and as of June 30, 2004 managed over $27 billion in assets for primarily institutional clients. The Sub-Adviser is a wholly-owned indirect subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Coporation). The Sub-Adviser served as the investment adviser to the Fund's predecessor, Independence Small Cap Portfolio (the "Predecessor Fund"). Prior to February 2, 2001, the Predecessor Fund was advised by Dewey Square Investors Corporation, which was a subsidiary of Old Mutual (U.S.) Holdings Inc. ("Old Mutual") (formerly United Asset Management Corporation). Old Mutual is a wholly-owned subsidiary of Old Mutual plc, a financial services group based in the United Kingdom.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser, which was approved in connection with the Reorganization by the sole initial shareholder of the Fund. Pursuant to the Advisory Agreement, the Adviser, in conjunction with the Sub-Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser and the Fund have entered into a Sub-Advisory Agreement with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund's portfolio and furnishing the Fund with advice with respect to investments, investment policies and the purchase and sale of securities. The Sub-Advisory Agreement was approved in connection with the Reorganization by the sole initial shareholder of the Fund.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser a fee, paid daily, at an annual rate equal to 0.90% of the average daily net asset value of the Fund.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's annual ordinary operating expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual ordinary operating expenses fall below this limit.

The Adviser has agreed to limit the Fund's expenses (excluding 12b-1 and transfer agent fees) to 1.05% of the Fund's average daily net assets with respect to Class A, Class B, and Class C shares, and net operating expenses to 1.65% for Class A shares and 1.10% of the Fund's average daily net assets with respect to Class I shares. The Adviser has agreed with the Sub-Adviser not to terminate this limitation at least until December 3, 2005.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-Adviser for the Fund or for other funds or clients for which the Adviser or Sub-Adviser renders investment advice arise for consideration at about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or their affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to its Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from their reckless disregard of the obligations and duties under the applicable Agreements.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser, the Trust, the Fund or any of their affiliates as a result of any error of judgment or mistake of law by the Sub-Adviser with respect to the Fund, except that the Sub-Adviser shall be liable for and shall indemnify the Adviser and the Fund from any loss arising out of or based on (i) with respect to the Fund, the Sub-Adviser's causing the Fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Fund's prospectus or this statement of additional information or any written policies, procedures, guidelines or instructions provided in writing to the Sub-Adviser by the Trustees of the Fund or by the Adviser, (ii) with respect to the Fund, the Sub-Adviser's causing the Fund to fail to satisfy the requirements for qualification as a regulated investment company under the Internal Revenue Code, excluding the provisions thereunder relating to the declaration and payment of dividends or (iii) the Sub-Adviser's willful misfeasance, bad faith or gross negligence generally in the performance of its duties under the Sub-Advisory Agreement or its reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or John Hancock Life Insurance Company (the "Life Company") may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

As provided in the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser monthly, in arrears, within 5 business days after the end of each month, a fee equal on an annual basis to 0.41% of the average daily net asset value of the Fund. For a period of one year from the effective date of the Sub-Advisory Agreement, the Sub-Adviser has agreed to waive its fee unless the net revenue received by the Adviser from its Advisory fee exceeds the Adviser's cumulative costs and to limit its Sub-Advisory fee to the amount of such net revenue if such net revenue is less than the Sub-Advisory fee.

Under the investment management agreement between the Sub-Adviser and the Fund's predecessor, Independence Small Cap Portfolio, the Predecessor Fund paid a management fee at an annual rate equal to 0.85% of the Fund's average daily net assets. The Sub-Adviser had contractually agreed to waive fees and reimburse expenses in order to limit the Predecessor Fund's total operating expenses from exceeding 1.85% of the Fund's average daily net assets. In addition, the Sub-Adviser had voluntarily agreed to the extent necessary to limit the Predecessor Fund's total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.15% of the Predecessor Fund's average daily net assets until September 30, 2004. The total investment advisory fees paid by the Predecessor Fund to the Sub-Adviser for the fiscal years ended October 31, 2003, 2002, and 2001, respectively, were $0, $100,666, and $122,250 (after all fee reductions and expense limitations). (For the periods prior to June 24, 2002, the investment management fees paid by the Predecessor Fund represent the fees paid by the UAM Portfolio.)

Factors considered by the Independent Trustees in approving the Advisory
------------------------------------------------------------------------
Agreement and the Sub-Advisory Agreement.
-----------------------------------------
The 1940 Act requires that the fund's Advisory Agreement and Sub-Advisory Agreement be initially and, after an initial term of not more than two years, annually re-approved by both the Board of Trustees and a majority of the Independent Trustees voting separately.

The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment Adviser and Sub-Adviser and determining whether to approve and renew the Fund's Advisory Agreement and Sub-Advisory Agreement. The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser and Sub-Adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. The Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser and Sub-Adviser; (2) the investment performance of the Fund; (3) the fair market value of the services provided by the Adviser and Sub-Adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the Adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

In evaluating the Advisory Agreement and Sub-Advisory Agreement, the Independent Trustees reviewed materials furnished by Adviser, including information regarding the Adviser, the Sub-Adviser, their respective affiliates and their personnel, operations and financial condition. The Independent Trustees also reviewed, among other things:

o The investment performance of the Fund's predecessor, Independence Small Cap Portfolio. The Independent Trustees determined that the performance results of the Fund's predecessor were reasonable, as compared with relevant performance standards, including the performance results of comparable small cap funds derived from data provided by Lipper Inc. and appropriate market indexes.

o The fee charged by the Adviser for investment advisory and administrative services, as well as other compensation received by affiliates of the Adviser, the fee payable to the Sub-Adviser by the Adviser, the Fund's projected total operating expenses and the expense limitation provided by the Adviser. The Independent Trustees determined that these fees and expenses were reasonable based on the average advisory fees and operating expenses for comparable funds.

o The Adviser and Sub-Adviser's investment staff and portfolio management process, as well as the Sub-Adviser's experience in managing the Fund's predecessor, the experience of the Adviser supervising sub-advisers and the historical quality of services provided by the Adviser and Sub-Adviser.

The Independent Trustees determined that the terms of the Fund's Advisory Agreement and Sub-Advisory Agreement are fair and reasonable and that the contracts are in the Fund's best interest. The Independent Trustees believe that the advisory contracts will enable the Fund to enjoy high quality investment advisory services at a cost they deem appropriate, reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees met independently from the Non-Independent Trustees of the Fund and any officers of the Adviser or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

The Advisory Agreement, Sub-Advisory Agreement and Distribution Agreement (discussed below) will continue in effect from year to year, provided that its continuance is approved annually both by (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if it is assigned. The Sub-Advisory Agreement terminates automatically upon the termination of the Advisory Agreement.

Accounting and Legal Services Agreement.
----------------------------------------
The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

Under the administration agreement between the Predecessor Fund and SEI Investments Global Fund Services (the "Administrator") (formerly SEI Investments Mutual Fund Services), a Delaware statutory trust with its principal business offices at Oaks, Pennsylvania 19456, the Predecessor Fund paid the Administrator a fee equal at an annual rate of 0.12% for the first $250 million in assets under management; 0.10% for the next $250 million in assets; 0.08% for the next $250 million in assets; and 0.04% for all assets greater than $750 million, subject to a minimum fee. For the fiscal years ended October 31, 2003, 2002, and 2001, the Predecessor Fund (and the UAM Portfolio for periods prior to June 24,
2002) paid $125,000, $85,168, and $72,831, respectively, to the Administrator.


Proxy Voting.
-------------
The Fund's Trustees have delegated to the Adviser the authority to vote proxies on behalf of the Fund. The Trustees have approved the proxy voting guidelines of the Adviser and will review the guidelines and suggest changes as they deem advisable. A summary of the Adviser's proxy voting guidelines is attached to this statement of additional information as Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2004 is available by calling 1-800-225-5291 or on the Fund's website: www.jhfunds.com/proxy or on the SEC's website at www.sec.gov.


Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers, banks and registered investment advisors ("Selling Firms") that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B, Class C shares, the Selling Firm receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. However, the service fees will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate the Class B and /or Class C Plans at any time with no additional liability for these expenses to the shareholders of the Fund.

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty (a) by a vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class in each case upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Class I shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A, Class B or Class C Plans.

Amounts paid to the John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

Shares of the Predecessor Fund were not subject to any Distribution Plan.

SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pay compensation to Selling Firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of Selling Firm compensation payments for Class A, Class B and Class C are (1) the 12 b-1 fees that are paid out of the fund's assets and
(2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under the "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are paid to Selling Firms are shown on the next page. For Class I shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

Initial compensation Whenever you make an investment in Class A, Class B or Class C shares of the Fund, the Selling Firm receives a reallowance/payment/commission as described on the next page. The Selling Firm also receives the first year's 12b-1 service fee at this time.

Annual compensation For Class A, Class B and Class C shares of the Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid quarterly in arrears.

Selling Firms receive service and distribution fees if, for the preceding quarter, (1) their clients/shareholders have invested combined average daily net assets of no less than $1,000,000 in eligible (aged) assets; or (2) an individual registered representative of the Selling Firm has no less than $250,000 in eligible (aged) assets. The reason for these criteria is to save the Fund the expense of paying out de minimus amounts. As a result, if a Selling Firm does not meet one of the criteria noted above, the money for that firm's fees remains in the Fund.

In addition, from time to time, John Hancock Funds, at its expense, and without additional cost to the Fund or its shareholders, may provide significant additional compensation to financial services firms in connection with their promotion of the Fund or sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to Selling Firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other Selling Firm-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a Selling Firm's registered representatives and other employees in group meetings or non-cash compensation in the form of occasional gifts, meals, tickets or other entertainment. Payments may also include amounts for sub-administration and other services for shareholders whose shares are held of record in omnibus or other group accounts. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency such as the NASD.


              First Year Broker or Other Selling Firm Compensation

                                      Investor pays
                                      sales charge         Selling Firm             Selling Firm
                                      (% of offering       receives                 receives 12b-1       Total Selling Firm
Class A investments                   price)               commission (1)           service fee (2)      compensation (3)(4)
-------------------                   ------               --------------           ---------------      -------------------

Up to $49,999                         5.00%                4.01%                    0.25%                4.25%
$50,000 - $99,999                     4.50%                3.51%                    0.25%                3.75%
$100,000 - $249,999                   3.50%                2.61%                    0.25%                2.85%
$250,000 - $499,999                   2.50%                1.86%                    0.25%                2.10%
$500,000 - $999,999                   2.00%                1.36%                    0.25%                1.60%

Investments of Class A shares of $1
million or more (5)

First $1M - $4,999,999                --                   0.75%                    0.25%                1.00%
Next $1 - $5M above that              --                   0.25%                    0.25%                0.50%
Next $1 or more above that            --                   0.00%                    0.25%                0.25%

Class B investments

All amounts                           --                   3.75%                    0.25%                4.00%

Class C investments

All amounts                           --                   0.75%                    0.25%                1.00%

Class I investments

All amounts                           --                   0.00%                    0.00%                0.00% (6)

(1) For Class A investments under $1 million, a portion of the Selling Firm's commission is paid out of the sales charge.

(2) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets (paid quarterly in arrears).

(3) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(4) Underwriter retains the balance.

(5) See "Initial Sales Charge on Class A Shares" for discussion on how to qualify for a reduced sales charge. John Hancock Funds may take recent redemptions into account in determining if an investment qualifies as a new investment

(6) John Hancock Funds may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the fund. This payment may be up to 0.15% of the amount invested.

CDSC revenues collected by John Hancock Funds may be used to pay Selling Firm commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Equity options held by a Fund are priced as of the close of trading (generally 4 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3 p.m. Eastern Time) and index options held by a Fund are priced as of their close of trading (generally 4:15 p.m. Eastern Time)

Short-term debt investments which have a remaining maturity of 60 days or less are may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

If any securities held by the Fund are restricted as to resale, the fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of the Fund's NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the closed of the Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the Fund has adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if these has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund to a significant extent. In addition, securities held by some of the Funds may be traded in foreign markets that are open for business on days that the Fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the Fund.

The NAV for each class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.


INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge or CDSC"). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, or Class R shares of the John Hancock mutual funds owned by the investor (see "Accumulation Privilege" below).

In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. ("Signature Services") at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor's spouse and their children under the age of 21 (see "Combination Privilege" below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase.

Without Sales Charges.
----------------------
Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner;

     "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by a Prudential Financial company.


o Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder's fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

            Amount Invested                           CDSC Rate
            ---------------                           ---------

           First $1 to $4,999,999                       1.00%
           Next  $1 to $5M above that                   0.50%
           Next  $1 or more above that                  0.25%

o Any shareholder account of Independence Small Cap Portfolio as of December 3, 2004 (including shareholder accounts held at a broker or other nominee registered in a broker's name or other omnibus account). This NAV provision is limited to shareholders of Independence Small Cap Portfolio as of December 3, 2004, and does not apply to shareholders who open an account in the Fund with a broker or other nominee in an omnibus account after December 3, 2004, even if the omnibus account was registered on the Independence Small Cap Portfolio's books as of that date. Shareholders who hold shares of the Fund in the name of a broker or nominee may be required to provide documentation illustrating that they were a shareholder of Independence Small Cap Portfolio as of December 3, 2004 in order to qualify for the NAV provision.

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

With Reduced Sales Charges
--------------------------

Combination Privilege.
----------------------
For all shareholders in calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Accumulation Privilege.
-----------------------
Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor or his/her Immediate Family.

Group Investment Program.
-------------------------
Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and
(4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention.
--------------------
Reduced Class A sales charges under the Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge.
---------------------------------
Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

    oProceeds of 50 shares redeemed at $12 per shares (50 x 12)    $600.00
    o*Minus Appreciation ($12 - $10) x 100 shares                  (200.00)
    oMinus proceeds of 10 shares not subject to CDSC (dividend
    reinvestment)                                                  (120.00)
                                                                   -------
    oAmount subject to CDSC                                        $280.00

    *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge.
-------------------------------------------
FThe CDSC will be waived on
redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

  * Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A, Class B and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

* Redemption of Class A shares by retirement plans that invested through the PruArray Program sponsored by a Prudential Financial company.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

* Returns of excess contributions made to these plans.

* Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

Please see matrix for some examples.

----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                       (SEPs & Simple IRAs)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Over 701/2              Waived            Waived            Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*    payments
                                                                             or 12% of
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Between 591/2and 701/2  Waived            Waived            Waived           Waived for Life   12% of account
                                                                             Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Under 591/2             Waived for        Waived for        Waived for       Waived for        12% of account
(Class B and Class C    annuity           annuity           annuity          annuity           value annually
only)                   payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Loans                   Waived            Waived            N/A              N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Hardships               Waived            Waived            Waived           N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------

* Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholders will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege.
-------------------
The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class.

Investors may exchange Class I shares for Class I shares of other John Hancock funds, shares of any John Hancock institutional fund, or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be to another Class I or institutional fund.


Until June 30, 2005, any shareholder of Independence Small Cap Portfolio (including shareholder accounts held at a broker or other nominee registered in a broker's name or other omnibus account) may convert their Class A shares to Class I shares of the Fund upon request, provided that the shareholder meets the criteria for investment in Class I shares as set forth in the Fund's Class I share prospectus. This provision is limited to shareholders of Independence Small Cap Portfolio as of December 3, 2004, and does not apply to shareholders who open an account in the Fund with a broker or other nominee in an omnibus account after December 3, 2004, even if the omnibus account was registered on Independence Small Cap Portfolio's books as of that date. Shareholders who hold shares of the Fund in the name of a broker or other nominee may be required to provide documentation illustrating that they were a shareholder of Independence Small Cap Portfolio as of December 3, 2004 prior to converting their shares from Class A to Class I.


Exchanges between funds are based on their respective net asset values. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund or U.S. Government Cash Reserve Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan.
---------------------------
The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP").
------------------------------------------------
The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege.
----------------------------------------
If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

The Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:
---------------------------------------------------------------------

Class A shares are available at net asset value for Merrill Lynch retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Fund will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor).

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. Additional series may be added in the future. The Trustees have also authorized the issuance of four classes of shares of the Fund, designated as Class A, Class B, Class C and Class I.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts or estates.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distributions requirements.

Distribution from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain" they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Because more than 50% of the Fund's assets at the close of any taxable year will not consist of stocks or securities of foreign corporations, the Fund will be unable to pass such taxes through to shareholders (as additional income) along with a corresponding entitlement to a foreign tax credit or deduction. The Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their asset in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return for these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income from each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

Certain options, futures, and forward foreign currency contracts undertaken by the Fund could cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sales or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) that in a transaction is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carry forward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. As of October 31, 2003 there were no capital loss carryforwards from the Predecessor Fund.

If the Fund should have dividend income that qualifies as Qualified Dividend Income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund. This amount will be reflected on Form 1099-DIV for the current calendar year.

If the Fund should have dividend income that qualifies for the dividends-received deduction for corporations, it will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.

Investment in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it acquires or holds any such obligations, in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seeks to avoid becoming subject to Federal income or excise tax.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, and, to the extend such basis would be reduced below zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number nor certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


As of April 30, 2004 the average annual total returns before taxes of the Class A shares of the Fund for the 1-year and 5-year periods and since commencement of operations on December 16, 1998, restated to reflect sales charges were 30.77%, 12.50%, and 10.66%, respectively.


The average annual total return before taxes is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:


P(1+T)n = ERV

Where:
         P =      a hypothetical initial payment of $1,000.
         T =      average annual total return
         n =      number of years
         ERV      = ending redeemable value of a hypothetical
                  $1,000 payment made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).

The Fund discloses average annual total returns after taxes for Class A shares for the one, five and 10 year periods, or the period since the commencement of operations in the prospectus. After tax returns are computed using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVD

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions)
         n=       number of years
      ATVD=       ending value of a hypothetical $1,000 payment made at
                  the beginning of the 1-year, 5-year, or 10-year periods
                  (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

The average annual total return (after taxes on distributions and redemption) is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ATVDR

Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return (after taxes on distributions and redemption)
         n=       number of years

     ATVDR= ending value of a hypothetical $1,000 payment made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, these calculations assume the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period. These calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A or Class C shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A and Class C shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:

                                   a-b       6
                  Yield = 2 ( [ ( ----- ) +1 ] -1 )
                                   c-d
Where:

         a =      dividends and interest earned during the period.
         b =      net expenses accrued during the period.
         c =      the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
         d =      the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets, total return and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION


Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's or Sub-Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Fund's trading practices and investments are reviewed periodically by the Adviser's Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Adviser and quarterly by the Adviser's Investment Committee which consists of officers of the Adviser and Trustees of the Trust who are interested persons of the Fund.


Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.


The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, the Fund's trades may be executed by dealers that also sell shares of John Hancock funds, however, the Adviser and Sub-Adviser do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, and may include, to a lesser extent, the availability and value of research information and statistical assistance furnished to the Adviser and Sub-Adviser of the Fund.


Where research is available for cash payments, the Adviser pays for such research from its own resources, and not with brokerage commissions. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Adviser that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. "Commissions", as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.


The term "brokerage and research service" includes research services received from broker-dealers which supplement the Adviser's or Sub-Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser's or Sub-Adviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


The outside research assistance is useful to the Adviser or Sub-Adviser since the broker-dealers used by the Adviser or Sub-Adviser tend to follow a broader universe of securities and other matters than the Adviser's or Sub-Adviser's staff can follow. In addition, the research provides the Adviser or Sub-Adviser with a diverse perspective on financial markets. Research services provided to the Adviser or Sub-Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates, or by the Sub-Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's or Sub-Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

The Adviser and Sub-Adviser believe that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's or Sub-Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or Sub-Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Sub-Adviser. However, to the extent that the Adviser or Sub-Adviser would have purchased research services had they not been provided by broker-dealers, or would have developed comparable information through its own staff, the expenses to the Adviser or Sub-Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or Sub-Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or Sub-Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

Broker-dealers may be willing to furnish statistical, research and other factual information or service to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Fund or the Adviser's other clients.

In effecting portfolio transactions on behalf of the Fund and the Adviser's other clients, the Adviser may from time to time instruct the broker-dealer that executes the transaction to allocate, or "step-out", a portion of the transaction to another broker-dealer. The broker-dealer to which the Adviser "stepped-out" would then settle and complete the designated portion of the transaction. Each broker-dealer would receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

While the Adviser and/or the Sub-Adviser will be primarily responsible for its allocation of the Fund's brokerage business, the policies and practices of the Adviser or Sub-Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees.


Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through brokers affiliated with the Adviser and/or the Sub-Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser, the Sub-Adviser or the Affiliated Broker. Because the Adviser or Sub-Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). The Adviser's indirect parent, Manulife Financial, is the parent of another broker-dealer, Manulife Financial Securities, LLC ("MF Securities" or "Affiliated Broker").

Other investment advisory clients advised by the Adviser or Sub-Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size (a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, Class B, and Class C shares. For Class A, B and C shares, the Fund also pays certain out-of pocket expenses. The Adviser has agreed to limit transfer agent fees on Class A, B and C shares to 0.30% of each class's average daily net assets at least until December 3, 2005. The Fund pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class I shares. For shares held of record in omnibus or there group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, has been selected as the independent registered public accounting firm of the Fund. PricewaterhouseCoopers LLP, Philadelphia, Pennsylvania, served as independent registered public accounting firm to the Fund's predecessor, Independence Small Cap Portfolio.

FUND SECURITIES

The Fund has a policy for disclosure of its portfolio securities. Information about the securities held by the Fund may not be disclosed except as follows:

On the fifth business day after month-end, certain information is published on www.jhfunds.com, including but not limited to top ten holdings, sector analysis, and investment performance. The complete portfolio is published on www.jhfunds.com each month with a one-month lag (for example, information as of December 31 will be published on February 1). Once published, the portfolio information is available to the public and all categories of investors and potential investors.

More current portfolio information is disclosed (subject always to confidentiality agreements) when necessary for the efficient management of the Fund's portfolio. Parties receiving more current information are: The Fund's proxy voting service; publishers and writers for the Fund's financial reports; risk management and portfolio analysis systems; and rating agencies. No compensation or other consideration is received by the Fund, its adviser or any affiliated party in regard to disclosure.

Exceptions to the above policy must be authorized by the Fund's chief legal officer or chief compliance officer, and are subject to ratification by the Board of Trustees.

APPENDIX A - MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B

Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

APPENDIX C

                           John Hancock Advisers, LLC
                     Sovereign Asset Management Corporation
                              Proxy Voting Summary

We believe in placing our clients' interests first. Before we invest in a particular stock or bond, our team of portfolio managers and research analysts look closely at the company by examining its earnings history, its management team and its place in the market. Once we invest, we monitor all our clients' holdings, to ensure that they maintain their potential to produce results for investors.

As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients' investments.

Currently, John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management Corporation ("Sovereign") manage open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, JHA or Sovereign makes the final decision as to how to vote our clients' proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, JHA and Sovereign will vote proxies for ERISA clients.

In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how JHA and Sovereign vote proxies. The guidelines of JHA have been approved and adopted by each fund client's board of trustees who have voted to delegate proxy voting authority to their investment adviser, JHA. JHA and Sovereign's other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.

JHA and Sovereign have hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.

In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.

Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients' economic interests or the value of the portfolio holding is indeterminable or insignificant.

Proxy Voting Guidelines

Board of Directors

We believe good corporate governance evolves from an independent board.

We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee's qualifications. We will support management's ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.

We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders' interests. We believe that this is necessary to attract qualified board members.

Selection of Auditors

We believe an independent audit committee can best determine an auditor's qualifications.

We will vote for management proposals to ratify the board's selection of auditors, and for proposals to increase the independence of audit committees.

Capitalization

We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.

In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants

Acquisitions, mergers and corporate restructuring

Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.

Corporate Structure and Shareholder Rights

In  general,  we  support  proposals  that  foster  good  corporate   governance
procedures and that provide shareholders with voting power equal to their equity interest in the company.

To preserve shareholder rights, we will vote against a management proposal to restrict shareholders' right to: call a special meeting and to eliminate a shareholders' right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.

Equity-based compensation

Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders' interests.

We will vote against the adoption or amendment of a stock option plan if:
     o    the compensation committee is not fully independent
     o    plan dilution is more than 10% of outstanding common stock,
     o the company allows or has allowed the re-pricing or replacement of underwater options in the past three fiscal years (or the exchange of underwater options) without shareholder approval.
     o the option is not premium priced or indexed, or does not vest based on future performance

With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:
     o the plan allows stock to be purchased at less than 85% of fair market value;
     o    this plan dilutes outstanding common equity greater than 10%
     o all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity
     o    the potential dilution from all company plans is more than 85%

With respect to director stock incentive/option plans, we will vote against management if:
     o the minimum vesting period for options or time lapsing restricted stock is less than one year
     o    the potential dilution for all company plans is more than 85%

Other Business

For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:
     o    change the company name;
     o    approve other business;
     o    adjourn meetings;
     o    make technical amendments to the by-laws or charters;
     o    approve financial statements;
     o    approve an employment agreement or contract.

Shareholder Proposals

Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company's proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:
     o    calling for shareholder ratification of auditors;
     o    calling for auditors to attend annual meetings;
     o    seeking to increase board independence;
     o    requiring minimum stock ownership by directors;
     o    seeking  to  create  a   nominating   committee  or  to  increase  the
          independence of the nominating committee;
     o    seeking to increase the independence of the audit committee.

Corporate and social policy issues

We believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors.

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

                           John Hancock Advisers, LLC
                     Sovereign Asset Management Corporation
                             Proxy Voting Procedures

The role of the proxy voting service
John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management Corporation ("Sovereign") have hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by JHA and Sovereign. When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.

The role of the proxy oversight group and coordinator
The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of JHA or Sovereign. When a question arises regarding how a proxy should be voted the coordinator contacts the firm's investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm's Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.

The role of mutual fund trustees
The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds' investment adviser, JHA. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.

Conflicts of interest

Conflicts of interest are resolved in the best interest of clients.

With respect to potential conflicts of interest, proxies will be voted in accordance with JHA's or Sovereign's predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the JHA Executive Committee or Sovereign Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund's board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when JHA or Sovereign must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

FINANCIAL STATEMENTS


Independence Small Cap Portfolio's audited financial statements for the fiscal year ended October 31, 2003 (filed electronically on January 5, 2004, accession number 0000935069-04-000049) and unaudited financial statements for the semi-annual period ended April 30, 2004 (filed electronically on July 7, 2004, accession number 0000935069-04-000958) are included in and incorporated by reference into Part B of this Registration Statement. The October 31, 2003 financial statements, including the financial highlights that have been included in the Fund's Class A, Class B, Class C and Class I share prospectuses, have been audited by PricewaterhouseCoopers LLP independent registered public accounting firm, as indicated in their report with respect to those financial statements and are included in reliance on their reports given on their authority as experts in accounting and auditing.

                            JOHN HANCOCK EQUITY TRUST

                                     PART C.

OTHER INFORMATION

Item 23. Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25. Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, LLC ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC ("the Adviser") provide as follows:

"Section 5.06.

         Indemnification and Exculpation."
         -------------------------------

         (a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

         (b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

         (c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

         (d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

         (e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

         (f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by
(a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

         (g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 26. Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Equity Trust, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


          Name and Principal               Positions and Offices                   Positions and Offices
          ------------------               ---------------------                   ---------------------
           Business Address                   with Underwriter                       with Registrant
           ----------------                   ----------------                       ---------------

James A. Shepherdson                        Director, President                 Trustee, Chairman, President
101 Huntington Avenue                    and Chief Executive Officer             and Chief Executive Officer
Boston, Massachusetts

Susan S. Newton                             Senior Vice President              Senior Vice President, Chief
101 Huntington Avenue                                                           Legal Officer and Secretary
Boston, Massachusetts

Jeanne M. Livermore                                 Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John D. DesPrez III                                 Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Mark C. Lapman                                      Director                             None
53 State Street
Boston, Massachusetts

Keith F. Hartstein                            Executive Vice President                   None
101 Huntington Avenue
Boston, Massachusetts




                                       C-3



          Name and Principal            Positions and Offices                    Positions and Offices
          ------------------            ---------------------                    ---------------------
           Business Address                With Underwriter                        with Registrant
           ----------------                ----------------                        ---------------

Karen F. Walsh                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

John T. Litzow                            Senior Vice President                      None
101 Huntington Avenue
Boston, Massachusetts

Jeffrey H. Long                        Vice President, Controller                    None
101 Huntington Avenue                    and Assistant Treasurer
Boston, Massachusets

Kristine McManus                            Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Thomas J. Horack                            Chief Compliance                         None
John Hancock Place                              Officer
P.O. Box 111
Boston, Massachusetts

William H. King                             Assistant Treasurer                 Vice President
101 Huntington Avenue                                                            and Treasurer
Boston, Massachusetts


         (c)      None.

Item 28. Location of Accounts and Records.

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment
         Company Act of 1940 at its principal executive offices at 101
         Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services.

                Not applicable.

Item 30.  Undertakings.

                Not applicable



                                       C-4


                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 3rd day of December, 2004.

                                 JOHN HANCOCK EQUITY TRUST

                          By:                *
                                 --------------------------
                                 James A. Shepherdson
                                 President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                              Title                     Date
     ---------                              -----                     ----


         *                       Trustee, President
-------------------------        and Chief Executive Officer
James A. Shepherdson

/s/William H. King               Vice President, Treasurer          December 3, 2004
-------------------------        (Chief Accounting Officer)
William H. King

_________*_______________        Trustee
James F. Carlin

_________*_______________        Trustee
Richard P. Chapman, Jr.

_________*_______________        Trustee
William J. Cosgrove

________*________________        Trustee
William H. Cunningham

________*________________        Trustee
Ronald R. Dion

________*________________        Chairman and Trustee
Charles L. Ladner

________*________________        Trustee
John A. Moore

________*________________        Trustee
Patti McGill Peterson

________*________________        Trustee
Steven R. Pruchansky


By:      /s/Susan S. Newton                                   December 3, 2004
         ------------------
         Susan S. Newton,
         Attorney-in-Fact, under
         Powers of Attorney
         dated December 1, 2004


                                      C-5


                            JOHN HANCOCK EQUITY TRUST

                                POWER OF ATTORNEY
                                -----------------

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint Susan
S. Newton, william h. king and alfred P. Ouellette, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the
"1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of December, 2004.


/s/James F. Carlin                       /s/Charles L. Ladner
---------------------------------------- ---------------------------------------
James F. Carlin                          Charles L. Ladner, as Chairman

/s/Richard P. Chapman, Jr.               /s/John A. Moore
---------------------------------------- ---------------------------------------
Richard P. Chapman, Jr.                  John A. Moore

/s/William J. Cosgrove                   /s/Patti McGill Peterson
---------------------------------------- ---------------------------------------
William J. Cosgrove                      Patti McGill Peterson

/s/William H. Cunningham                 /s/Steven R. Pruchansky
---------------------------------------- ---------------------------------------
William H. Cunningham                    Steven R. Pruchansky

/s/Ronald R. Dion                        /s/James A. Shepherdson
---------------------------------------- ---------------------------------------
Ronald R. Dion                           James A. Shepherdson









                            John Hancock Equity Trust

                               (File No. 2-92548)

                                INDEX TO EXHIBITS


99.(a) Articles to Incorporation. Amended and Restated Declaration of Trust dated June 8, 1999.*******

99.(a).1   Change of Name of Trust, Amendment of Section 5.11 and
           Establishment and Designation of Class A, Class B and Class C
           Shares of Beneficial Interest of John Hancock Growth Trends
           Fund, a Series of John Hancock Special Equities Fund effective
           June 6, 2000.*******

99.(a).2   Amendment of Section 5.11 and Establishment and Designation of Class
           A Shares, Class B Shares, and Class C Shares of Beneficial Interest of Large Cap Spectrum Fund effective September 23, 2001.##

99.(a).3   Amendment of Section 5.11 and Establishment and Designation of Class
           I Shares of Beneficial Interest of John Hancock Growth Trends Fund effective December 1, 2001.###

99.(a).4   Abolition of John Hancock Large Cap Spectrum Fund and Amendment of
           Section 5.11 effective December 19, 2003.#######

99.(a).5   Amendment of Section 5.11 and Establishment and Designation of Class
           A, Class B, Class C and Class I Shares of Beneficial Interest of Small Cap Fund effective October 15, 2004. #######

99.(b)     By-Laws.  Amended and Restated By-Laws dated December 3, 1996.***

99.(b).1 Amendment to By-Laws to add Abstentions and Broker Non-Votes effective March 1, 2002.#####

99.(c)     Instruments Defining Rights of Securities Holders.  See exhibits
           99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Management Contract between the Registrant and John Hancock Advisers, Inc. dated
           August 28, 2000.*******

99.(d).1   Sub-Investment Management Contract among the Registrant, John
           Hancock Advisers, Inc. and American Fund Advisors, Inc. dated
           August 28, 2000.#

99.(d).2   Sub-Investment Management Contract among Registrant, John
           Hancock Advisers, Inc. and Mercury Asset Management US dated
           August 28, 2000.#

99.(d).3   Amendment to Sub-Investment Management Contract among the Registrant,
           John Hancock Advisers and Fund Asset Management, L.P. d/b/a Mercury
           Advisers dated May 20, 2003.######

99.(d).4   Investment Advisory Contract between Small Cap Fund and
           John Hancock Advisers, LLC dated December 3, 2004.+

99.(d).5   Sub-Investment Management Contract between John Hancock
           Advisers and Independence Investments dated December 3, 2004.+

99.(e)     Underwriting Contracts.  Distribution Agreement between John Hancock
           Funds, Inc. (formerly named John Hancock Broker Distribution
           Services, Inc. and the Registrant dated August 1, 1991.*

99.(e).1 Amendment to Distribution Agreement between Growth Trends Fund and John Hancock Funds, Inc. dated August 28, 2000.*******

99.(e).2 Amendment to Distribution Agreement between Small Cap Fund and John Hancock Funds, Inc. dated December 3, 2004.+

99.(e).3   Form of Soliciting Dealer Agreement between John Hancock Funds, Inc.
           and Selected Dealers. #######

99.(e).4   Form of Financial Institution Sales and Service Agreement between
           John Hancock Funds, Inc. and the John Hancock funds.******

99.(f)     Bonus or Profit Sharing Contracts.  Not Applicable.



                                      C-6



99.(g)     Custodian Agreements. Custody Agreement between John Hancock Mutual
           Funds and Bank of New York dated September 10, 2001.###

99.(g).1   Form of Amendment to Custody Agreement between John Hancock Mutual
           Funds and Bank of New York, effective December 3, 2004.+

99.(h)     Other Material Contracts.  Amended and Restated Master Transfer
           Agency and Service Agreement between John Hancock funds and John
           Hancock Signature Services, Inc. dated June 1, 1998.****

99.(h).1   Accounting and Legal Services Agreement between John Hancock
           Advisers, Inc. and Registrant as of January 1, 1996.**

99.(h).2   Amended and Restated Master Transfer Agency and Service
           Agreement dated June 1, 1998 between the Registrant and John Hancock
           Signature Services,  Inc. establishing a new series,  John Hancock
           Growth Trends Fund and retaining the Transfer Agent dated
           August 28, 2000.*******

99.(h).3   Amendment to the Master Transfer Agency Agreement between John
           Hancock Funds and John Hancock Signature Services, Inc. dated
           September 23, 2001.##

99.(h).4   Amendment to the Amended and Restated Master Transfer Agency and Service
           Agreement between John Hancock Funds and John Hancock Signature
           Services, Inc. effective July 1, 2003.######

99.(h).5   Amendment to the Amended and Restated Master Transfer Agency and Service
           Agreement between John Hancock Funds and John Hancock Signature
           Services, Inc. effective July 1, 2004.#######

99.(h).6   Amendment to the Amended and Restated Master Transfer Agency and
           Service Agreement dated July 1, 2004.+

99.(h).7   Amendment to the Amended and Restated Master Transfer Agency and
           Service Agreement dated June 1, 1998 between the Registrant and
           John Hancock Signature Services, Inc. establishing a new series, John
           Hancock Small Cap Fund and retaining the Transfer Agent dated December 3, 2004.+

99.(i)     Legal Opinion.+

99.(j)     Other Opinion.+

99.(l) Initial Capital Agreements. Letter of Investment Intent between John Hancock Advisers, Inc. and the Registrant on behalf of John Hancock Growth Trends Fund dated August 1, 2000.*******

99.(m)     Rule 12b-1 Plans. Distribution Plan for Class A, Class B and Class C
           Shares between the John Hancock Growth Trends Fund and John Hancock
           Funds dated August 28, 2000.*******

99.(m).1   Rule 12b-1 Plans.  Distribution Plan for Class A, Class B and Class C
           Shares between the John Hancock Small Cap Fund and John Hancock Funds dated December 3, 2004.+

99.(n)     Not Applicable.

99.(o)     Rule 18f-3 Plan. John Hancock Funds Class A, Class B, and Class C
           Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 for
           Registrant dated August 20, 2000.*******


                                      C-7


99.(o).1   Rule 18f-3 Plan. John Hancock Funds Class A, Class B, Class C and
           Class I Multiple Class Plan  pursuant to Rule 18f-3 for Registrant.+

99.(p) Code of Ethics. John Hancock Advisers, LLC and each John Hancock fund dated May 1, 2004.#######

99.(p).1   Code of Ethics for Independence Investment LLC.#######

* Previously filed electronically with Registration Statement and/or post-effective amendment no. 11 file nos. 811-4079 and 2-92548 on February 23, 1995, accession number 0000950156-95-000048.

** Previously filed electronically with Registration Statement and/or post-effective amendment no. 13 file nos. 811-4079 and 2-92548 on April 23, 1996, accession number 000101521-96-000041.

*** Previously filed electronically with Registration Statement and/or post-effective amendment no. 14 file nos. 811-4079 and 2-92548 on February 25, 1997, accession number 000101521-97-000214.

**** Previously filed electronically with Registration Statement and/or post-effective amendment no. 16 file nos. 811-4079 and 2-92548 on December 21, 1998, accession number 000101521-98-000400.

***** Previously filed electronically with Registration Statement and/or post-effective amendment no. 17 file nos. 811-4079 and 2-92548 on February 24, 1999, accession number 000101521-99-000139.

****** Previously filed electronically with Registration Statement and/or post-effective amendment no. 18 file nos. 811-4079 and 2-92548 on June 7, 2000, accession number 000101521-00-000317.

******* Previously filed electronically with Registration Statement and/or post-effective amendment no. 19 file nos. 811-4079 and 2-92548 on August 14, 2000, accession number 000101521-00-000383.

******** Previously filed electronically with Registration Statement and/or post-effective amendment no. 20 file nos. 811-4079 and 2-92548 on June 25, 2001, accession number 000101521-01-500057.

# Previously filed electronically with Registration Statement and/or post-effective amendment no. 22 file nos. 811-4079 and 2-92548 on July 6, 2001, accession number 000101521-01-500085.

## Previously filed electronically with Registration Statement and/or post-effective amendment no. 23 file nos. 811-4079 and 2-92548 on October 1, 2001, accession number 000101521-01-500181.

### Previously filed electronically with Registration Statement and/or post-effective amendment no. 24 file nos. 811-4079 and 2-92548 on December 27, 2001, accession number 000101521-01-500303.

#### Previously filed electronically with Registration Statement and/or post-effective amendment no. 25 file nos. 811-4079 and 2-92548 on February 27, 2002, accession number 000101521-02-000108.

##### Previously filed electronically with Registration Statement and/or post-effective amendment no. 26 file nos. 811-4079 and 2-92548 on February 28, 2003, accession number 000101521-03-000098.

###### Previously filed electronically with Registration Statement and/or post-effective amendment no. 27 file nos. 811-4079 and 2-92548 on March 1, 2004, accession number 000101521-04-000072.

####### Previously filed electronically with Registration Statement and/or post-effective amendment no. 28 file nos. 811-4079 and 2-92548 on September 15, 2004, accession number 000101521-04-000216.

+          Filed herewith

                                       C-8